UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810
                                                     ---------------------------

                               Phoenix Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------------

                   Date of fiscal year end: October 31, 2003
                                            -----------------------

                   Date of reporting period: April 30, 2003
                                             ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               Semiannual Report


April 30, 2003

[LOGO]
DUFF&PHELPS
[GRAPHIC OMITTED]

Phoenix-Duff & Phelps
Core Bond Fund


[LOGO]
ENGEMANN
[GRAPHIC OMITTED]

Phoenix-Engemann
Aggressive Growth Fund

Phoenix-Engemann
Capital Growth Fund


[LOGO]
GOODWIN
[GRAPHIC OMITTED]

Phoenix-Goodwin
High Yield Fund

Phoenix-Goodwin
Money Market Fund


[LOGO]
OAKHURST(R)
[GRAPHIC OMITTED]

Phoenix-Oakhurst
Balanced Fund

[LOGO]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last 6 months. With this writing, it is encouraging to witness signs that suggest we are at the beginning of the end of one of the most stubborn bear markets in history.

      Not knowing exactly when this market turn will take place, you may feel compelled to postpone investing decisions. However, how you react during uncertain markets may be the difference between success and failure -- not just in recovering your losses, but in reaching your long-term goals.

      It is true that no one knows exactly what we can expect in the coming months. But, it is also true that the best balance of performance and protection requires discipline and diversification. As such, stock, bond, and real estate investment trust mutual funds could play important roles in your portfolio. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.

Sincerely,

/S/ PHILIP R. MCLOUHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds
APRIL 30, 2003


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Phoenix-Duff & Phelps Core Bond Fund .......................................   3
Phoenix-Engemann Aggressive Growth Fund ....................................   9
Phoenix-Engemann Capital Growth Fund .......................................  16
Phoenix-Goodwin High Yield Fund ............................................  21
Phoenix-Goodwin Money Market Fund ..........................................  30
Phoenix-Oakhurst Balanced Fund .............................................  36
Notes to Financial Statements ..............................................  45

PHOENIX-DUFF & PHELPS CORE BOND FUND

                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------


U.S. GOVERNMENT SECURITIES--17.2%

U.S. TREASURY BONDS--6.1%
U.S. Treasury Bonds 6%, 2/15/26(e) .....   AAA      $ 6,650    $  7,681,787

U.S. TREASURY NOTES--11.1%
U.S. Treasury Notes 5.50%, 5/31/03 .....   AAA       13,800      13,849,059

---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,331,841)                                    21,530,846
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--34.5%

Fannie Mae 10%, 5/25/04 ................   AAA           59          60,211
Fannie Mae 6%, 10/1/14 .................   AAA        2,734       2,871,891
Fannie Mae 6.50%, '16-'32 ..............   AAA       11,716      12,266,947
Fannie Mae 6%, 7/1/17 ..................   AAA        2,957       3,099,471
Fannie Mae 5.50%, 9/1/17 ...............   AAA        2,948       3,069,167
Fannie Mae 6.75%, 6/25/21 ..............   AAA           93          93,238
Fannie Mae 6%, 5/1/29 ..................   AAA        1,500       1,565,065
Fannie Mae 7.50%, 3/1/31 ...............   AAA        1,341       1,429,338
Fannie Mae 7%, 7/1/31 ..................   AAA        1,656       1,749,616
Fannie Mae 7%, 9/1/31 ..................   AAA        2,217       2,342,863
Fannie Mae 5.50%, 4/1/33 ...............   AAA        3,990       4,105,639
Fannie Mae TBA 5.50%, 5/15/33 ..........   AAA        2,800       2,876,126
GNMA 8%, 9/15/05 .......................   AAA           23          23,922
GNMA 8.50%, 3/15/06 ....................   AAA           24          25,493
GNMA 8.50%, 4/15/06 ....................   AAA            9           9,823
GNMA 8%, 9/15/06 .......................   AAA            3           2,747
GNMA 8.50%, 11/15/22 ...................   AAA            6           6,185
GNMA 6.50%, 9/15/28 ....................   AAA        1,147       1,207,810
GNMA 7.50%, 9/15/29 ....................   AAA        1,963       2,097,454
GNMA 5.50%, 2/15/33 ....................   AAA        3,969       4,109,193

---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $41,403,739)                                    43,012,199
---------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--2.7%

Fannie Mae 4.375%, 9/15/12 .............   AAA        1,500       1,517,690
Fannie Mae 7.125%, 1/15/30 .............   AAA        1,500       1,897,287

---------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,322,424)                                      3,414,977
---------------------------------------------------------------------------


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

ASSET-BACKED SECURITIES--7.8%

First USA Credit Card Master Trust 97-2, A
1.45%, 1/17/07(d) ......................   AAA      $ 1,400    $  1,400,221

Ford Credit Auto Owner Trust 00-E, A4
6.74%, 6/15/04 .........................   AA+          559         564,312

Green Tree Financial Corp. 98-3, A5
6.22%, 3/1/30 ..........................   AAA        2,635       2,648,818

MBNA Master Credit Card Trust 97-C, A
1.42%, 8/15/06(d) ......................   AAA        2,900       2,900,755

PECO Energy Transition Trust 99-A, A6
6.05%, 3/1/09 ..........................   AAA        2,000       2,218,233

---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,357,048)                                      9,732,339
---------------------------------------------------------------------------

CORPORATE BONDS--18.5%

ALUMINUM--1.8%
Alcoa, Inc. 6%, 1/15/12 ................    A         2,000       2,204,664

AUTOMOBILE MANUFACTURERS--1.2%
General Motors Corp. 7.20%, 1/15/11 ....   BBB+       1,500       1,537,933

BANKS--2.8%
Citicorp Capital I 7.933%, 2/15/27 .....    A-        3,000       3,517,218

CONSUMER FINANCE--2.9%
General Electric Capital Corp. 6.75%,
3/15/32 ................................   AAA        1,000       1,157,187

Household Finance Corp. 8%, 7/15/10 ....    A         2,000       2,407,136
                                                               ------------
                                                                  3,564,323
                                                               ------------

DIVERSIFIED FINANCIAL SERVICES--1.4%
Merrill Lynch & Co. 6.50%, 7/15/18 .....    A         1,500       1,676,790

ELECTRIC UTILITIES--0.9%
Progress Energy, Inc. 7.10%, 3/1/11 ....   BBB+       1,000       1,149,982

GAS UTILITIES--2.3%
Consolidated Natural Gas Co. 6.85%,
4/15/11 ................................   BBB+       2,500       2,872,078


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------


INTEGRATED OIL & GAS--2.5%
Amerada Hess Corp. 7.30%, 8/15/31 ......   BBB      $ 1,000    $  1,119,641
ConocoPhillips 4.75%, 10/15/12 .........    A-        2,000       2,039,618
                                                               ------------
                                                                  3,159,259
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Verizon Global Funding Corp. 7.75%,
12/1/30 ................................    A+        1,000       1,234,765

MOVIES & ENTERTAINMENT--1.7%
Disney (Walt) Co. 5.50%, 12/29/06 ......    A         2,000       2,135,894

---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $20,539,313)                                    23,052,906
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.4%
First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/08 ......   AAA        2,300       2,612,033

First Union Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38%, 4/18/07 ......  Aaa(c)      2,500       2,853,401

J.P. Morgan Commercial Mortgage Finance
Corp. 97-C5, A2 7.069%, 9/15/29 ........   AAA        1,266       1,344,331

Merrill Lynch Mortgage Investors, Inc.
96-C2, A3 6.96%, 11/21/28 ..............   AAA        3,000       3,298,854

Morgan Stanley Capital I 98-WF1, A2
6.55%, 12/15/07 ........................   AAA        1,500       1,696,199

---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,563,621)                                    11,804,818
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--2.0%

UNITED KINGDOM--2.0%
British Telecom plc 8.375%, 12/15/10(d)     A-        2,000       2,461,558

---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,997,516)                                      2,461,558
---------------------------------------------------------------------------


                                                     SHARES       VALUE
                                                     ------    ------------

PREFERRED STOCKS--6.5%

CONSUMER FINANCE--6.5%
Home Ownership Funding Corp. II Pfd.
144A 13.338%(b)(d)(f) ...................            13,522     $ 8,083,000

---------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $8,747,397)                                      8,083,000
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $117,262,899)                                  123,092,643
---------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)
                                                 ----------

SHORT-TERM OBLIGATIONS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
SSgA Money Market Fund (0.93% seven
day effective yield) ...................         $3,150,622       3,150,622

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,150,622)                                      3,150,622
---------------------------------------------------------------------------


TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $120,413,521)                                  126,243,265(a)

Other assets and liabilities, net--(1.1)%                        (1,423,663)
                                                               ------------
NET ASSETS--100.0%                                             $124,819,602
                                                               ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,496,555 and gross depreciation of $5,136,453 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $124,883,163.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $8,083,000 or 6.5% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e) All or a portion segregated as collateral for delayed delivery contracts.
(f) Illiquid. At April 30, 2003, these securities amounted to a value of $8,083,000 or 6.5% of net assets.


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   including $1,517,690 of securities on loan
   (Identified cost $120,413,521)                                 $126,243,265
Receivables
   Interest                                                          1,118,049
   Fund shares sold                                                    667,361
Prepaid expenses                                                           649
                                                                  ------------
     Total assets                                                  128,029,324
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   2,855,874
   Fund shares repurchased                                             156,037
   Transfer agent fee                                                   72,311
   Investment advisory fee                                              45,997
   Distribution and service fees                                        31,866
   Financial agent fee                                                   9,952
   Trustees' fee                                                         2,882
   Payable to adviser                                                       51
Accrued expenses                                                        34,752
                                                                  ------------
     Total liabilities                                               3,209,722
                                                                  ------------
NET ASSETS                                                        $124,819,602
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $139,407,194
Distributions in excess of net investment income                      (834,670)
Accumulated net realized loss                                      (19,582,666)
Net unrealized appreciation                                          5,829,744
                                                                  ------------
NET ASSETS                                                        $124,819,602
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $114,590,858)                12,715,154
Net asset value per share                                                $9.01
Offering price per share $9.01/(1-4.75%)                                 $9.46


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,882,949)                     991,059
Net asset value and offering price per share                             $8.96


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,345,795)                     149,731
Net asset value and offering price per share                             $8.99



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $3,035,874
Dividends                                                              496,663
Security lending                                                           999
                                                                    ----------
     Total investment income                                         3,533,536
                                                                    ----------
EXPENSES
Investment advisory fee                                                278,477
Service fees, Class A                                                  141,892
Distribution and service fees, Class B                                  44,851
Distribution and service fees, Class C                                   6,420
Financial agent fee                                                     61,363
Transfer agent                                                         139,725
Registration                                                            23,647
Printing                                                                16,882
Professional                                                            14,458
Trustees                                                                12,837
Custodian                                                                9,386
Miscellaneous                                                            8,166
                                                                    ----------
     Total expenses                                                    758,104
                                                                    ----------
NET INVESTMENT INCOME                                                2,775,432
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on securities                                        402,532
Net change in unrealized appreciation (depreciation)
   on investments                                                    1,730,987
                                                                    ----------
NET GAIN ON INVESTMENTS                                              2,133,519
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $4,908,951
                                                                    ==========


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Six Months
                                                                                       Ended
                                                                                      4/30/03          Year Ended
                                                                                    (Unaudited)         10/31/02
                                                                                    ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  2,775,432      $  6,912,247
   Net realized gain (loss)                                                              402,532        (2,551,115)
   Net change in unrealized appreciation (depreciation)                                1,730,987        (3,333,017)
                                                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     4,908,951         1,028,115
                                                                                    ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (3,544,794)       (7,750,890)
   Net investment income, Class B                                                       (248,583)         (512,861)
   Net investment income, Class C                                                        (35,129)          (43,441)
                                                                                    ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (3,828,506)       (8,307,192)
                                                                                    ------------      ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (1,578,509 and 3,252,508 shares, respectively)       14,189,033        29,540,032
   Net asset value of shares issued from reinvestment of distributions
     (255,427 and 536,345 shares, respectively)                                        2,283,881         4,840,548
   Cost of shares repurchased (2,012,608 and 4,666,897 shares, respectively)         (18,061,285)      (42,374,522)
                                                                                    ------------      ------------
Total                                                                                 (1,588,371)       (7,993,942)
                                                                                    ------------      ------------
CLASS B
   Proceeds from sales of shares (118,689 and 403,069 shares, respectively)            1,061,531         3,630,193
   Net asset value of shares issued from reinvestment of distributions
     (19,373 and 39,131 shares, respectively)                                            172,360           351,312
   Cost of shares repurchased (212,845 and 427,629 shares, respectively)              (1,897,147)       (3,865,095)
                                                                                    ------------      ------------
Total                                                                                   (663,256)          116,410
                                                                                    ------------      ------------
CLASS C
   Proceeds from sales of shares (28,794 and 99,414 shares, respectively)                258,445           894,534
   Net asset value of shares issued from reinvestment of distributions
     (3,031 and 4,109 shares, respectively)                                               27,044            36,924
   Cost of shares repurchased (18,084 and 20,237 shares, respectively)                  (162,413)         (182,768)
                                                                                    ------------      ------------
Total                                                                                    123,076           748,690
                                                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (2,128,551)       (7,128,842)
                                                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (1,048,106)      (14,407,919)

NET ASSETS
   Beginning of period                                                               125,867,708       140,275,627
                                                                                    ------------      ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF ($834,670)
     AND $218,404, RESPECTIVELY]                                                    $124,819,602      $125,867,708
                                                                                    ============      ============

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                     YEAR ENDED OCTOBER 31
                                            4/30/03     ----------------------------------------------------------------
                                          (UNAUDITED)     2002(3)         2001         2000         1999           1998
Net asset value, beginning of period         $8.93         $9.43         $8.86         $9.04        $9.83          $9.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.20          0.58          0.60          0.59         0.59           0.59
   Net realized and unrealized gain (loss)    0.16         (0.49)         0.55         (0.16)       (0.78)          0.18
                                             -----         -----         -----         -----        -----          -----
     TOTAL FROM INVESTMENT OPERATIONS         0.36         (0.09)         1.15          0.43        (0.19)          0.77
                                             -----         -----         -----         -----        -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.28)        (0.59)        (0.58)        (0.61)       (0.60)         (0.60)
                                             -----         -----         -----         -----        -----          -----
     TOTAL DISTRIBUTIONS                     (0.28)        (0.59)        (0.58)        (0.61)       (0.60)         (0.60)
                                             -----         -----         -----         -----        -----          -----
Change in net asset value                     0.08         (0.50)         0.57         (0.18)       (0.79)          0.17
                                             -----         -----         -----         -----        -----          -----
NET ASSET VALUE, END OF PERIOD               $9.01         $8.93         $9.43         $8.86        $9.04          $9.83
                                             =====         =====         =====         =====        =====          =====
Total return(1)                               4.07%(5)      1.07%        13.36%         4.98%       (1.97)%         8.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $114,591      $115,184      $129,913      $119,734     $144,923       $180,628

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.16%(4)      1.15%(2)      1.15%         1.17%        1.04 %         1.00%
   Net investment income                      4.55%(4)      5.40%         5.78%         6.01%        5.62 %         5.46%
Portfolio turnover                              38%(5)        70%          143%          146%         112 %          290%




                                                                             CLASS B
                                         -------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                     YEAR ENDED OCTOBER 31
                                            4/30/03      ---------------------------------------------------------------
                                          (UNAUDITED)     2002(3)        2001         2000         1999           1998
Net asset value, beginning of period         $8.89        $9.39         $8.82         $8.97        $9.77          $9.60
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.16         0.51          0.53          0.50         0.51           0.52
   Net realized and unrealized gain (loss)    0.16        (0.49)         0.55         (0.14)       (0.78)          0.18
                                             -----        -----         -----         -----        -----          -----
     TOTAL FROM INVESTMENT OPERATIONS         0.32         0.02          1.08          0.36        (0.27)          0.70
                                             -----        -----         -----         -----        -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.25)       (0.52)        (0.51)        (0.51)       (0.53)         (0.53)
                                             -----        -----         -----         -----        -----          -----
     TOTAL DISTRIBUTIONS                     (0.25)       (0.52)        (0.51)        (0.51)       (0.53)         (0.53)
                                             -----        -----         -----         -----        -----          -----
Change in net asset value                     0.07        (0.50)         0.57         (0.15)       (0.80)          0.17
                                             -----        -----         -----         -----        -----          -----
NET ASSET VALUE, END OF PERIOD               $8.96        $8.89         $9.39         $8.82        $8.97          $9.77
                                             =====        =====         =====         =====        =====          =====
Total return(1)                               3.59%(5)     0.31%        12.58%         4.21%       (2.77)%         7.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $8,883       $9,471        $9,867        $7,633      $11,737        $12,902

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.91%(4)     1.90%(2)      1.90%         1.91%        1.79 %         1.75%
   Net investment income                      3.80%(4)     4.65%         5.02%         5.25%        4.89 %         4.74%
Portfolio turnover                              38%(5)       70%          143%          146%         112 %          290%

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B, and to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C; to decrease net investment income (loss) per share from 0.59 to 0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from (0.50) to (0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B and Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS C
                                                         -----------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED              YEAR ENDED OCTOBER 31        FROM INCEPTION
                                                           4/30/03      ---------------------------------     10/12/99 TO
                                                         (UNAUDITED)    2002(3)        2001         2000       10/31/99
Net asset value, beginning of period                        $8.91        $9.41         $8.84        $8.99         $8.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.17         0.51          0.55         0.48          0.03
   Net realized and unrealized gain (loss)                   0.15        (0.49)         0.52        (0.11)         0.03
                                                            -----        -----         -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS                        0.32         0.02          1.07         0.37          0.06
                                                            -----        -----         -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.24)       (0.52)        (0.50)       (0.52)        (0.03)
                                                            -----        -----         -----        -----         -----
     TOTAL DISTRIBUTIONS                                    (0.24)       (0.52)        (0.50)       (0.52)        (0.03)
                                                            -----        -----         -----        -----         -----
Change in net asset value                                    0.08        (0.50)         0.57        (0.15)         0.03
                                                            -----        -----         -----        -----         -----
NET ASSET VALUE, END OF PERIOD                              $8.99        $8.91         $9.41        $8.84         $8.99
                                                            =====        =====         =====        =====         =====
Total return(1)                                              3.69%(5)     0.31%        12.49%        4.30%         0.53%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $1,346       $1,212          $496         $226          $101

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        1.91%(4)     1.90%(2)      1.90%        1.91%         1.37%(4)
   Net investment income                                     3.80%(4)     4.66%         5.02%        5.31%         4.97%(4)
Portfolio turnover                                             38%(5)       70%          143%         146%          112%(5)

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B, and to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C; to decrease net investment income (loss) per share from 0.59 to 0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from (0.50) to (0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B and Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)


                                                 SHARES              VALUE
                                                 -------         ------------


COMMON STOCKS--86.6%

ADVERTISING--1.1%
Lamar Advertising Co.(b) ..................       50,000         $  1,796,000

AEROSPACE & DEFENSE--1.5%
Alliant Techsystems, Inc.(b) ..............       35,000            1,880,200
Veridian Corp.(b) .........................       30,000              569,700
                                                                 ------------
                                                                    2,449,900
                                                                 ------------

AIR FREIGHT & COURIERS--0.4%
Pacer International, Inc.(b) ..............       40,000              636,000

APPAREL RETAIL--0.9%
Ross Stores, Inc. .........................       40,000            1,516,000

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Quiksilver, Inc.(b) .......................       50,000            1,630,000

APPLICATION SOFTWARE--7.3%
Autodesk, Inc. ............................      120,000            1,867,200
BEA Systems, Inc.(b) ......................      400,000            4,284,000
Documentum, Inc.(b) .......................       30,000              551,700
Hyperion Solutions Corp.(b) ...............       60,000            1,696,800
Macromedia, Inc.(b) .......................      100,000            1,261,000
Mercury Interactive Corp.(b) ..............       40,000            1,357,600
PeopleSoft, Inc.(b) .......................       80,000            1,202,400
                                                                 ------------
                                                                   12,220,700
                                                                 ------------

BIOTECHNOLOGY--4.1%
Gilead Sciences, Inc.(b) ..................       25,000            1,153,500
IDEC Pharmaceuticals Corp.(b) .............      100,000            3,275,000
MedImmune, Inc.(b) ........................       40,000            1,410,800
Neurocrine Biosciences, Inc.(b) ...........       10,000              452,500
OSI Pharmaceuticals, Inc.(b) ..............       25,000              525,000
                                                                 ------------
                                                                    6,816,800
                                                                 ------------

BROADCASTING & CABLE TV--2.2%
Cumulus Media, Inc. Class A(b) ............      100,000            1,724,000
Radio One, Inc. Class D(b) ................      125,000            1,912,500
                                                                 ------------
                                                                    3,636,500
                                                                 ------------

CASINOS & GAMING--0.8%
Mandalay Resort Group(b) ..................       50,000            1,321,000

CATALOG RETAIL--0.7%
USA Interactive(b) ........................       40,000            1,198,000



                                                 SHARES              VALUE
                                                 -------         ------------

COMPUTER & ELECTRONICS RETAIL--0.8%
Best Buy Co., Inc.(b) .....................       40,000         $  1,383,200

DATA PROCESSING SERVICES--2.8%
Alliance Data Systems Corp.(b) ............      100,000            2,100,000
BISYS Group, Inc. (The)(b) ................      150,000            2,532,000
                                                                 ------------
                                                                    4,632,000
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--2.0%
Corinthian Colleges, Inc.(b) ..............       30,000            1,373,700
Corporate Executive Board Co. (The)(b) ....       50,000            2,049,500
                                                                 ------------
                                                                    3,423,200
                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES--3.5%
American Capital Strategies Ltd. ..........       60,000            1,455,600
Bear Stearns Cos., Inc. (The) .............       25,000            1,671,000
CIT Group, Inc. ...........................       75,000            1,527,750
Lehman Brothers Holdings, Inc. ............       20,000            1,259,400
                                                                 ------------
                                                                    5,913,750
                                                                 ------------

GENERAL MERCHANDISE STORES--3.1%
Dollar Tree Stores, Inc.(b) ...............       35,000              890,750
Family Dollar Stores, Inc. ................      125,000            4,273,750
                                                                 ------------
                                                                    5,164,500
                                                                 ------------

HEALTH CARE DISTRIBUTORS & SERVICES--7.9%
AdvancePCS(b) .............................       60,000            1,803,600
Advisory Board Co. (The)(b) ...............       60,000            2,197,200
AmerisourceBergen Corp. ...................       40,000            2,314,000
Caremark Rx, Inc.(b) ......................      100,000            1,991,000
Laboratory Corporation of America Holdings(b)     50,000            1,473,000
Priority Healthcare Corp. Class B(b) ......       50,000            1,140,000
Quest Diagnostics, Inc.(b) ................       40,000            2,390,000
                                                                 ------------
                                                                   13,308,800
                                                                 ------------

HEALTH CARE EQUIPMENT--0.7%
HealtheTech, Inc.(b) ......................      100,000              145,000
Wilson Greatbatch Technologies, Inc.(b) ...       30,000              983,700
                                                                 ------------
                                                                    1,128,700
                                                                 ------------

HEALTH CARE FACILITIES--1.2%
LifePoint Hospitals, Inc.(b) ..............       45,000              878,400
Triad Hospitals, Inc.(b) ..................       50,000            1,100,500
                                                                 ------------
                                                                    1,978,900
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                                                 SHARES              VALUE
                                                 -------         ------------


HEALTH CARE SUPPLIES--0.7%
STAAR Surgical Co.(b) .....................      140,000         $  1,195,600

HOME FURNISHINGS--0.7%
Furniture Brands International, Inc.(b) ...       50,000            1,187,500

INTERNET SOFTWARE & SERVICES--4.2%
aQuantive, Inc.(b) ........................      200,000            1,310,000
FindWhat.Com(b)(c) ........................      120,000            1,524,000
PEC Solutions, Inc.(b) ....................      100,000            1,477,000
United Online, Inc.(b) ....................       70,000            1,565,200
Yahoo!, Inc.(b) ...........................       50,000            1,239,000
                                                                 ------------
                                                                    7,115,200
                                                                 ------------

IT CONSULTING & SERVICES--1.1%
Anteon International Corp(b) ..............       75,000            1,776,000

MANAGED HEALTH CARE--4.5%
Aetna, Inc. ...............................       65,000            3,237,000
First Health Group Corp.(b) ...............       80,000            2,004,000
WellPoint Health Networks, Inc.(b) ........       30,000            2,278,200
                                                                 ------------
                                                                    7,519,200
                                                                 ------------

MOVIES & ENTERTAINMENT--0.2%
Regal Entertainment Group Class A .........       20,000              392,000

NETWORKING EQUIPMENT--1.6%
McDATA Corp. Class A(b) ...................      250,000            2,645,000

OIL & GAS DRILLING--2.1%
ENSCO International, Inc. .................       70,000            1,778,000
Patterson-UTI Energy, Inc.(b) .............       50,000            1,654,500
                                                                 ------------
                                                                    3,432,500
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--1.7%
BJ Services Co.(b) ........................       40,000            1,460,400
Smith International, Inc.(b) ..............       40,000            1,422,400
                                                                 ------------
                                                                    2,882,800
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Evergreen Resources, Inc.(b) ..............       50,000            2,377,500
Ultra Petroleum Corp.(b) ..................       60,000              600,000
XTO Energy, Inc. ..........................       10,000              195,000
                                                                 ------------
                                                                    3,172,500
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
Valero Energy Corp. .......................       25,000              918,750

PAPER PACKAGING--0.4%
Constar International, Inc. ...............      100,000              725,000



                                                 SHARES              VALUE
                                                 -------         -------------

PHARMACEUTICALS--4.2%
Allergan, Inc. ............................       10,000         $    702,500
Barr Laboratories, Inc.(b) ................       60,000            3,336,000
Sepracor, Inc.(b) .........................       50,000              957,500
SICOR, Inc.(b) ............................       45,000              806,850
Watson Pharmaceuticals, Inc.(b) ...........       40,000            1,162,800
                                                                 ------------
                                                                    6,965,650
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--0.8%
Infinity Property & Casualty Corp. ........       40,000              844,000
ProAssurance Corp.(b) .....................       20,000              517,800
                                                                 ------------
                                                                    1,361,800
                                                                 ------------

RESTAURANTS--4.4%
Applebee's International, Inc. ............       60,000            1,644,000
CBRL Group, Inc. ..........................       30,000              956,400
O' Charley's, Inc.(b) .....................       75,000            1,518,000
Panera Bread Company Class A(b) ...........       20,000              680,600
Ruby Tuesday, Inc. ........................       80,000            1,576,000
Starbucks Corp.(b) ........................       40,000              939,600
                                                                 ------------
                                                                    7,314,600
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--0.4%
Novellus Systems, Inc.(b) .................       25,000              701,000

SEMICONDUCTORS--6.5%
GlobespanVirata, Inc.(b) ..................      125,000              758,750
Integrated Circuit Systems, Inc.(b) .......      100,000            2,172,000
Intersil Corp. Class A(b) .................      180,000            3,330,000
Microsemi Corp.(b) ........................      120,000            1,407,600
National Semiconductor Corp.(b) ...........      130,000            2,434,900
QLogic Corp.(b) ...........................       10,000              439,900
Skyworks Solutions, Inc.(b) ...............       65,000              347,750
                                                                 ------------
                                                                   10,890,900
                                                                 ------------

SPECIALTY STORES--3.3%
Bed Bath & Beyond, Inc.(b) ................       25,000              987,750
CSK Auto Corp.(b) .........................      165,000            1,691,250
Michaels Stores, Inc.(b) ..................       50,000            1,562,000
Rent-A-Center, Inc.(b) ....................       20,000            1,284,000
                                                                 ------------
                                                                    5,525,000
                                                                 ------------

SYSTEMS SOFTWARE--4.2%
Ascential Software Corp.(b) ...............      450,000            1,728,000
Novell, Inc.(b) ...........................      500,000            1,375,000
Symantec Corp.(b) .........................       50,000            2,197,500
VERITAS Software Corp.(b) .................       80,000            1,760,800
                                                                 ------------
                                                                    7,061,300
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                                                 SHARES              VALUE
                                                 -------         ------------


TELECOMMUNICATIONS EQUIPMENT--1.2%
Polycom, Inc.(b) ..........................      100,000         $    982,000
UTStarcom, Inc.(b) ........................       50,000            1,088,550
                                                                 ------------
                                                                    2,070,550
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $131,538,709)                                    145,006,800
-----------------------------------------------------------------------------


FOREIGN COMMON STOCKS--7.8%

COMPUTER STORAGE & PERIPHERALS--0.7%
Seagate Technology Holdings (Cayman Islands)     100,000            1,209,000

INTERNET SOFTWARE & SERVICES--1.8%
Sina Corp (Cayman Islands) ................      300,000            2,958,000

OIL & GAS DRILLING--0.2%
Nabors Industries Ltd. (Barbados)(b) ......       10,000              392,000

PHARMACEUTICALS--2.0%
Teva Pharmaceutical Industries Ltd. ADR (Israel)  70,000            3,269,000

SEMICONDUCTOR EQUIPMENT--0.6%
ASML Holding NV NY Registered Shares
(Netherlands)(b) ..........................      120,000            1,057,200

SEMICONDUCTORS--2.5%
Marvell Technology Group Ltd. (Bermuda)(b)       180,000            4,154,220

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,479,624)                                      13,039,420
-----------------------------------------------------------------------------

PREFERRED STOCKS--0.0%

TELECOMMUNICATIONS EQUIPMENT--0.0%
Metro Optix, Inc. Series B Pfd.(b)(c)(d)(e)      176,768                    0

-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,750,003)                                                0
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $143,768,336)                                    158,046,220
-----------------------------------------------------------------------------


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)        VALUE
                                        --------    -------    ------------


SHORT-TERM OBLIGATIONS--7.6%

COMMERCIAL PAPER--6.5%
Archer Daniels Midland Co. 1.37%, 5/1/03   A-1      $ 1,395    $  1,395,000
Receivables Capital Corp. 1.28%, 5/2/03    A-1+       3,000       2,999,893
ABSC Capital Corp. 1.30%, 5/7/03 .......   A-1        2,500       2,499,458
Gannett Co. 1.25%, 5/13/03 .............   A-1        2,500       2,498,959

Special Purpose Accounts Receivable
Cooperative Corp. 1.27%, 5/14/03 .......   A-1        1,500       1,499,312


                                                   SHARES
                                                  ---------

MONEY MARKET MUTUAL FUNDS--1.1%
AIM Short-Term Investments Co.
Liquid Assets Portfolio - Institutional Shares
(1.23% seven day effective yield)(f) ......       1,899,500       1,899,500

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,792,162)                                    12,792,162
---------------------------------------------------------------------------


TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $156,560,458)                                  170,838,342(a)

Other assets and liabilities, net--(2.0)%                        (3,390,920)
                                                               ------------
NET ASSETS--100.0%                                             $167,447,422
                                                               ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,845,390 and gross depreciation of $10,015,608 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $158,008,560.
(b) Non-income producing.
(c) Private placement; acquisition cost $1,750,003, acquisition date 6/23/00. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.
(d) Illiquid. At April 30,2003, these securities amounted to a value of $0 or 0% of net assets.
(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2003, these securities which are included in illiquid securities above, amounted to a value of $0 or 0% of net assets.
(f) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   including $1,795,675 of securities on loan
   (Identified cost $156,560,458)                                 $ 170,838,342
Cash                                                                      2,929
Receivables
   Investment securities sold                                         7,677,838
   Fund shares sold                                                      33,839
Prepaid expenses                                                          1,067
                                                                  -------------
     Total assets                                                   178,554,015
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    8,774,539
   Fund shares repurchased                                               52,616
   Collateral on securities loaned                                    1,899,500
   Investment advisory fee                                              111,160
   Transfer agent fee                                                   161,910
   Distribution and service fees                                         43,533
   Financial agent fee                                                   11,747
   Trustees' fee                                                          2,915
   Payable to adviser                                                       796
Accrued expenses                                                         47,877
                                                                  -------------
     Total liabilities                                               11,106,593
                                                                  -------------
NET ASSETS                                                        $ 167,447,422
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 314,689,802
Accumulated net investment loss                                      (1,183,332)
Accumulated net realized loss                                      (160,336,932)
Net unrealized appreciation                                          14,277,884
                                                                  -------------
NET ASSETS                                                        $ 167,447,422
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $150,678,507)                 14,821,792
Net asset value per share                                                $10.17
Offering price per share $10.17/(1-5.75%)                                $10.79


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,407,657)                   1,757,723
Net asset value and offering price per share                              $9.33


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $361,258)                         38,727
Net asset value and offering price per share                              $9.33



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $   181,489
Interest                                                                 67,466
Security lending                                                         15,491
Foreign taxes withheld                                                   (1,509)
                                                                    -----------
     Total investment income                                            262,937
                                                                    -----------
EXPENSES
Investment advisory fee                                                 705,715
Service fees, Class A                                                   190,675
Distribution and service fees, Class B                                   86,730
Distribution and service fees, Class C                                    1,722
Financial agent fee                                                      77,750
Transfer agent                                                          291,796
Printing                                                                 20,733
Registration                                                             20,038
Custodian                                                                16,590
Professional                                                             13,961
Trustees                                                                 12,871
Miscellaneous                                                             8,073
                                                                    -----------
     Total expenses                                                   1,446,654
     Custodian fees paid indirectly                                        (385)
                                                                    -----------
     Net expenses                                                     1,446,269
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,183,332)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized loss on securities                                      (3,961,020)
Net change in unrealized appreciation (depreciation)
   on investments                                                     8,446,496
                                                                    -----------
NET GAIN ON INVESTMENTS                                               4,485,476
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 3,302,144
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                 Ended
                                                                                                4/30/03            Year Ended
                                                                                              (Unaudited)           10/31/02
                                                                                             ------------         -------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ (1,183,332)        $  (3,243,285)
   Net realized gain (loss)                                                                    (3,961,020)          (28,557,417)
   Net change in unrealized appreciation (depreciation)                                         8,446,496           (18,233,072)
                                                                                             ------------         -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              3,302,144           (50,033,774)
                                                                                             ------------         -------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (612,532 and 1,783,444 shares, respectively)                   6,141,400            22,219,151
   Cost of shares repurchased (1,864,806 and 5,471,981 shares, respectively)                  (18,261,174)          (68,309,645)
                                                                                             ------------         -------------
Total                                                                                         (12,119,774)          (46,090,494)
                                                                                             ------------         -------------
CLASS B
   Proceeds from sales of shares (99,757 and 272,478 shares, respectively)                        905,483             3,117,855
   Cost of shares repurchased (358,245 and 648,398 shares, respectively)                       (3,232,646)           (7,146,620)
                                                                                             ------------         -------------
Total                                                                                          (2,327,163)           (4,028,765)
                                                                                             ------------         -------------
CLASS C
   Proceeds from sales of shares (4,660 and 15,735 shares, respectively)                           42,728               190,873
   Cost of shares repurchased (1,209 and 3,884 shares, respectively)                              (10,662)              (43,187)
                                                                                             ------------         -------------
Total                                                                                              32,066               147,686
                                                                                             ------------         -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (14,414,871)          (49,971,573)
                                                                                             ------------         -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (11,112,727)         (100,005,347)

NET ASSETS
   Beginning of period                                                                        178,560,149           278,565,496
                                                                                             ------------         -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($1,183,332)
       AND $0, RESPECTIVELY]                                                                 $167,447,422         $ 178,560,149
                                                                                             ============         =============

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS A
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED OCTOBER 31
                                            4/30/03         ----------------------------------------------------------------------
                                          (UNAUDITED)         2002(5)         2001           2000           1999          1998
Net asset value, beginning of period        $ 9.94            $12.66         $31.99         $24.54         $13.72        $17.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)              (0.07)            (0.15)(2)      (0.12)(2)      (0.14)(2)      (0.08)(2)     (0.03)
   Net realized and unrealized gain (loss)    0.30             (2.57)        (17.12)         10.50          10.90          0.04
                                            ------            ------         ------         ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS         0.23             (2.72)        (17.24)         10.36          10.82          0.01
                                            ------            ------         ------         ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --                --             --             --             --         (0.03)
   Distributions from net realized gains        --                --          (2.09)         (2.91)            --         (3.46)
                                            ------            ------         ------         ------         ------        ------
     TOTAL DISTRIBUTIONS                        --                --          (2.09)         (2.91)            --         (3.49)
                                            ------            ------         ------         ------         ------        ------
Change in net asset value                     0.23             (2.72)        (19.33)          7.45          10.82         (3.48)
                                            ------            ------         ------         ------         ------        ------
NET ASSET VALUE, END OF PERIOD              $10.17            $ 9.94         $12.66         $31.99         $24.54        $13.72
                                            ======            ======         ======         ======         ======        ======
Total return(1)                               2.31 %(7)       (21.49)%       (56.48)%        42.90 %        78.94 %        0.38 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $150,679          $159,767       $250,174       $622,964       $378,427      $222,149

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.62 %(4)(6)      1.51 %(4)      1.36 %(4)      1.13 %(4)      1.19 %(3)     1.21 %(4)
   Net investment income (loss)              (1.33)%(6)        (1.22)%        (0.64)%        (0.43)%        (0.41)%       (0.18)%
Portfolio turnover                              81 %(7)          172 %          183 %          158 %          167 %         176 %


                                                                                     CLASS B
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED OCTOBER 31
                                            4/30/03          --------------------------------------------------------------------
                                          (UNAUDITED)         2002(5)         2001           2000           1999          1998
Net asset value, beginning of period        $ 9.16            $11.75         $30.13         $23.40         $13.18        $16.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)              (0.10)            (0.23)(2)      (0.24)(2)      (0.38)(2)      (0.22)(2)     (0.12)
   Net realized and unrealized gain (loss)    0.27             (2.36)        (16.05)         10.02          10.44          0.03
                                            ------            ------         ------         ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS         0.17             (2.59)        (16.29)          9.64          10.22         (0.09)
                                            ------            ------         ------         ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --                --             --             --             --         (0.03)
   Distributions from net realized gains        --                --          (2.09)         (2.91)            --         (3.46)
                                            ------            ------         ------         ------         ------        ------
     TOTAL DISTRIBUTIONS                        --                --          (2.09)         (2.91)            --         (3.49)
                                            ------            ------         ------         ------         ------        ------
Change in net asset value                     0.17             (2.59)        (18.38)          6.73          10.22         (3.58)
                                            ------            ------         ------         ------         ------        ------
NET ASSET VALUE, END OF PERIOD              $ 9.33            $ 9.16         $11.75         $30.13         $23.40        $13.18
                                            ======            ======         ======         ======         ======        ======
Total return(1)                               1.86 %(7)       (22.04)%       (56.84)%        41.89 %        77.54 %       (0.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $16,408           $18,470        $28,116        $64,351        $27,334       $14,157

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.37 %(4)(6)      2.26 %(4)      2.11 %(4)      1.88 %(4)      1.94 %(3)     1.96 %
   Net investment income (loss)              (1.95)%(6)        (1.98)%        (1.40)%        (1.20)%        (1.16)%       (0.93)%
Portfolio turnover                              81 %(7)          172 %          183 %          158 %          167 %         176 %

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(4) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net asset from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A, B, or Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                CLASS C
                                                                               -----------------------------------------------------
                                                                               SIX MONTHS                          FROM
                                                                                  ENDED           YEAR ENDED     INCEPTION
                                                                                 4/30/03         OCTOBER 31,      1/3/01 TO
                                                                               (UNAUDITED)         2002(3)        10/31/01
Net asset value, beginning of period                                              $ 9.16           $11.75         $19.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                                    (0.09)           (0.22)(2)      (0.20)(2)
   Net realized and unrealized gain (loss)                                          0.26            (2.37)         (7.53)
                                                                                  ------           ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                                               0.17            (2.59)         (7.73)
                                                                                  ------           ------         ------
Change in net asset value                                                           0.17            (2.59)         (7.73)
                                                                                  ------           ------         ------
NET ASSET VALUE, END OF PERIOD                                                    $ 9.33           $ 9.16         $11.75
                                                                                  ======           ======         ======
Total return(1)                                                                     1.86 %(6)      (22.04)%       (39.62)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                               $361             $323           $275

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                               2.37 %(4)(5)     2.27 %(4)      2.16 %(4)(5)
   Net investment income (loss)                                                    (2.11)%(5)       (1.98)%        (1.41)%(5)
Portfolio turnover                                                                    81 %(6)         172 %          183 %(6)

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net asset from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A, B, or Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN CAPITAL GROWTH FUND

                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)


                                                 SHARES              VALUE
                                                 -------         -------------

COMMON STOCKS--96.1%

AIR FREIGHT & COURIERS--2.5%
United Parcel Service, Inc. Class B .......      315,000         $ 19,567,800

APPLICATION SOFTWARE--0.9%
PeopleSoft, Inc.(b) .......................      470,000            7,064,100

BANKS--1.9%
Wells Fargo & Co. .........................      305,000           14,719,300

BIOTECHNOLOGY--5.1%
Amgen, Inc.(b) ............................      525,000           32,187,750
Genentech, Inc.(b) ........................      215,000            8,167,850
                                                                 ------------
                                                                   40,355,600
                                                                 ------------

BROADCASTING & CABLE TV--1.1%
Univision Communications, Inc. Class A(b) .      290,000            8,781,200

COMPUTER HARDWARE--3.0%
Dell Computer Corp.(b) ....................      320,000            9,251,200
Hewlett-Packard Co. .......................      885,000           14,425,500
                                                                 ------------
                                                                   23,676,700
                                                                 ------------

CONSUMER FINANCE--2.0%
MBNA Corp. ................................      832,500           15,734,250

DEPARTMENT STORES--2.1%
Kohl's Corp.(b) ...........................      290,000           16,472,000

DIVERSIFIED COMMERCIAL SERVICES--1.0%
Apollo Group, Inc. Class A(b) .............      150,000            8,129,850

OTHER DIVERSIFIED FINANCIAL SERVICES--16.9%
American Express Co. ......................      970,000           36,724,200
Freddie Mac ...............................      560,000           32,424,000
Goldman Sachs Group, Inc. (The) ...........      220,000           16,698,000
SLM Corp. .................................      240,000           26,880,000
State Street Corp. ........................      585,000           20,492,550
                                                                 ------------
                                                                  133,218,750
                                                                 ------------

FOOD DISTRIBUTORS--3.3%
Sysco Corp. ...............................      895,000           25,713,350

GENERAL MERCHANDISE STORES--4.6%
Costco Wholesale Corp.(b) .................      335,000           11,601,050
Wal-Mart Stores, Inc. .....................      445,000           25,062,400
                                                                 ------------
                                                                   36,663,450
                                                                 ------------


                                                 SHARES              VALUE
                                                 -------         -------------


HEALTH CARE EQUIPMENT--4.8%
Medtronic, Inc. ...........................      800,000         $ 38,192,000

HOME IMPROVEMENT RETAIL--2.7%
Lowe's Cos., Inc. .........................      480,000           21,067,200

HOTELS, RESORTS & CRUISE LINES--2.0%
Carnival Corp. ............................      560,000           15,450,400

HOUSEHOLD PRODUCTS--2.9%
Colgate-Palmolive Co. .....................      400,000           22,868,000

MOTORCYCLE MANUFACTURERS--3.0%
Harley-Davidson, Inc. .....................      530,000           23,553,200

MOVIES & ENTERTAINMENT--6.5%
Fox Entertainment Group, Inc. Class A(b) ..    1,115,000           28,321,000
Viacom, Inc. Class B(b) ...................      535,000           23,224,350
                                                                 ------------
                                                                   51,545,350
                                                                 ------------

NETWORKING EQUIPMENT--3.8%
Cisco Systems, Inc.(b) ....................    1,980,000           29,779,200

PHARMACEUTICALS--8.6%
Johnson & Johnson .........................      495,000           27,898,200
Pfizer, Inc. ..............................    1,295,000           39,821,250
                                                                 ------------
                                                                   67,719,450
                                                                 ------------

RESTAURANTS--1.0%
Starbucks Corp.(b) ........................      355,000            8,338,950

SEMICONDUCTOR EQUIPMENT--2.2%
Applied Materials, Inc.(b) ................    1,215,000           17,739,000

SEMICONDUCTORS--3.8%
Intel Corp. ...............................    1,100,000           20,240,000
Texas Instruments, Inc. ...................      520,000            9,614,800
                                                                 ------------
                                                                   29,854,800
                                                                 ------------

SOFT DRINKS--3.4%
PepsiCo, Inc. .............................      625,000           27,050,000

SYSTEMS SOFTWARE--7.0%
Microsoft Corp. ...........................      975,000           24,930,750
Oracle Corp.(b) ...........................    2,585,000           30,709,800
                                                                 ------------
                                                                   55,640,550
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $727,822,646)                                    758,894,450
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                                                 SHARES             VALUE
                                                 -------         ------------
FOREIGN COMMON STOCKS--1.0%

PHARMACEUTICALS--1.0%
Teva Pharmaceutical Industries Ltd.
ADR (Israel) ..............................      170,000         $  7,939,000

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,676,510)                                        7,939,000
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $735,499,156)                                    766,833,450
-----------------------------------------------------------------------------

                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)
                                        --------     -----


SHORT-TERM OBLIGATIONS--4.3%

COMMERCIAL PAPER--2.6%
Archer Daniels Midland Co. 1.37%, 5/1/03   A-1      $ 5,150       5,150,000
Receivables Capital Corp. 1.31%, 5/2/03    A-1+         775         774,972
Alcoa, Inc. 1.30%, 5/6/03 ..............   A-1          600         599,892
Archer Daniels Midland Co. 1.30%, 5/6/03   A-1        3,000       2,999,216
ABSC Capital Corp. 1.28%, 5/7/03 .......   A-1          690         689,853
Household Finance Corp. 1.33%, 5/7/03 ..   A-1        1,300       1,299,712
Gannett Co., Inc. 1.25%, 5/13/03 .......   A-1        2,500       2,498,958

Special Purpose Accounts Receivable
Cooperative Corp. 1.25%, 5/14/03 .......   A-1        2,000       1,999,097

ABSC Capital Corp. 1.30%, 5/27/03 ......   A-1        3,500       3,496,714
CIT Group, Inc. 1.42%, 6/27/03 .........   A-1          800         798,455
                                                                -----------
                                                                 20,306,869


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------     -----     ------------

MEDIUM TERM NOTES--0.6%
BellSouth Corp.
6.25%, 5/15/03 .........................    A+      $ 1,327    $  1,328,843

Bank of America Corp. 6.875%, 6/1/03 ...    A           435         436,731
Associates Corp. NA 5.78%, 9/15/03 .....   AA-          100         101,645

General Electric Capital Corp. 8.20%,
10/30/03 ...............................   AAA        1,000       1,033,323

Associates Corp. NA 5.75%, 11/1/03 .....   AA-          285         291,145

Salomon Smith Barney Holdings 7%,
3/15/04 ................................   AA-        1,300       1,363,794
                                                               ------------
                                                                  4,555,481
                                                               ------------


                                                   SHARES
                                                  ---------

MONEY MARKET MUTUAL FUNDS--1.1%
AIM Short-Term Investments Co.
Liquid Assets Portfolio - Institutional Shares
(1.23% seven day effective yield)(c)              8,726,500       8,726,500

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $33,584,666)                                    33,588,850
---------------------------------------------------------------------------


TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $769,083,822)                                  800,422,300(a)

Other assets and liabilities, net--(1.4)%                       (10,864,217)
                                                               ------------
NET ASSETS--100.0%                                             $789,558,083
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $86,429,794 and gross depreciation of $55,091,316 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $769,083,822.
(b) Non-income producing.
(c) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   including $8,523,820 of securities on loan
   (Identified cost $769,083,822)                                 $ 800,422,300
Cash                                                                      3,665
Receivables
   Dividends and interest                                               296,602
   Fund shares sold                                                      78,050
   Receivable from adviser                                                  395
Prepaid expenses                                                          4,785
                                                                  -------------
     Total assets                                                   800,805,797
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                              992,632
   Collateral on securities loaned                                    8,726,500
   Transfer agent fee                                                   738,396
   Investment advisory fee                                              445,834
   Distribution and service fees                                        173,332
   Financial agent fee                                                   43,779
   Trustees' fee                                                          2,915
Accrued expenses                                                        124,326
                                                                  -------------
     Total liabilities                                               11,247,714
                                                                  -------------
NET ASSETS                                                        $ 789,558,083
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $1,273,984,240
Accumulated net investment loss                                      (2,278,198)
Accumulated net realized loss                                      (513,486,437)
Net unrealized appreciation                                          31,338,478
                                                                  -------------
NET ASSETS                                                        $ 789,558,083
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $766,211,990)                 63,394,144
Net asset value per share                                                $12.09
Offering price per share $12.09/(1-5.75%)                                $12.83

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $23,346,093)                   2,062,388
Net asset value and offering price per share                             $11.32


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $  3,143,305
Interest                                                               212,192
Security lending                                                         4,424
                                                                  ------------
     Total investment income                                         3,359,921
                                                                  ------------
EXPENSES
Investment advisory fee                                              2,780,703
Service fees, Class A                                                  963,087
Distribution and service fees, Class B                                 121,514
Financial agent fee                                                    241,237
Transfer agent                                                       1,339,430
Printing                                                                85,936
Custodian                                                               29,781
Registration                                                            22,953
Professional                                                            14,289
Trustees                                                                12,871
Miscellaneous                                                           26,546
                                                                  ------------
     Total expenses                                                  5,638,347
     Custodian fees paid indirectly                                       (228)
                                                                  ------------
     Net expenses                                                    5,638,119
                                                                  ------------
NET INVESTMENT LOSS                                                 (2,278,198)
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized loss on securities                                    (19,543,303)
Net change in unrealized appreciation (depreciation)
   on investments                                                   32,992,729
                                                                  ------------
NET GAIN ON INVESTMENTS                                             13,449,426
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 11,171,228
                                                                  ============

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                        Ended
                                                                                       4/30/03          Year Ended
                                                                                     (Unaudited)         10/31/02
                                                                                    -------------     --------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  (2,278,198)    $   (5,869,463)
   Net realized gain (loss)                                                           (19,543,303)       (97,602,044)
   Net change in unrealized appreciation (depreciation)                                32,992,729        (37,420,032)
                                                                                    -------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     11,171,228       (140,891,539)
                                                                                    -------------     --------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (1,295,637 and 3,273,141 shares, respectively)        15,142,895         41,606,341
   Cost of shares repurchased (8,204,138 and 20,078,145 shares, respectively)         (95,640,445)      (268,958,568)
                                                                                    -------------     --------------
Total                                                                                 (80,497,550)      (227,352,227)
                                                                                    -------------     --------------
CLASS B
   Proceeds from sales of shares (119,832 and 242,552 shares, respectively)             1,316,661          3,140,002
   Cost of shares repurchased (459,575 and 1,050,080 shares, respectively)             (4,989,245)       (13,172,388)
                                                                                    -------------     --------------
Total                                                                                  (3,672,584)       (10,032,386)
                                                                                    -------------     --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (84,170,134)      (237,384,613)
                                                                                    -------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (72,998,906)      (378,276,152)

NET ASSETS
   Beginning of period                                                                862,556,989      1,240,833,141
                                                                                    -------------     --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($2,278,198) AND
       $0, RESPECTIVELY]                                                            $ 789,558,083     $  862,556,989
                                                                                    =============     ==============

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS A
                                         -------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                           YEAR ENDED OCTOBER 31
                                           4/30/03        --------------------------------------------------------------------------
                                         (UNAUDITED)        2002(5)          2001            2000            1999           1998
Net asset value, beginning of period       $11.89           $13.76          $29.14          $29.61          $24.95          $27.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)          (0.03)           (0.07)          (0.08)          (0.12)          (0.06)          (0.06)
   Net realized and unrealized gain (loss)   0.23            (1.80)         (13.76)           3.35            7.06            2.73
                                           ------           ------          ------          ------          ------          ------
     TOTAL FROM INVESTMENT OPERATIONS        0.20            (1.87)         (13.84)           3.23            7.00            2.67
                                           ------           ------          ------          ------          ------          ------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --               --           (1.54)          (3.70)          (2.39)          (5.55)
                                           ------           ------          ------          ------          ------          ------
     TOTAL DISTRIBUTIONS                       --               --           (1.54)          (3.70)          (2.39)          (5.55)
                                           ------           ------          ------          ------          ------          ------
Capital contribution from Adviser              --               --              --              --            0.05              --
                                           ------           ------          ------          ------          ------          ------
Change in net asset value                    0.20            (1.87)         (15.38)          (0.47)           4.66           (2.88)
                                           ------           ------          ------          ------          ------          ------
NET ASSET VALUE, END OF PERIOD             $12.09           $11.89          $13.76          $29.14          $29.61          $24.95
                                           ======           ======          ======          ======          ======          ======
Total return(1)                              1.68 %(7)      (13.59)%        (49.46)%         10.43 %         29.76 %(3)      12.26 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $766,212         $835,713      $1,198,984      $2,796,095      $2,819,742      $2,434,217

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        1.40 %(4)(6)     1.29 %(4)       1.17 %(4)       1.06 %(4)       1.07 %(4)       1.08 %
   Net investment income (loss)             (0.55)%(6)       (0.51)%         (0.42)%         (0.39)%         (0.23)%         (0.22)%
Portfolio turnover                             14 %(7)         109 %            63 %            75 %           100 %           110 %



                                                                                  CLASS B
                                         -------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                           YEAR ENDED OCTOBER 31
                                           4/30/03         -------------------------------------------------------------------------
                                         (UNAUDITED)       2002(5)          2001            2000             1999           1998
Net asset value, beginning of period       $11.17           $13.04          $27.90          $28.68          $24.40          $27.51
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)          (0.07)           (0.16)          (0.22)          (0.34)          (0.26)          (0.24)
   Net realized and unrealized gain (loss)   0.22            (1.71)         (13.10)           3.26            6.88            2.68
                                           ------           ------          ------          ------          ------          ------
     TOTAL FROM INVESTMENT OPERATIONS        0.15            (1.87)         (13.32)           2.92            6.62            2.44
                                           ------           ------          ------          ------          ------          ------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --               --           (1.54)          (3.70)          (2.39)          (5.55)
                                           ------           ------          ------          ------          ------          ------
     TOTAL DISTRIBUTIONS                       --               --           (1.54)          (3.70)          (2.39)          (5.55)
                                           ------           ------          ------          ------          ------          ------
Capital contribution from Adviser              --               --              --              --            0.05              --
                                           ------           ------          ------          ------          ------          ------
Change in net asset value                    0.15            (1.87)         (14.86)          (0.78)           4.28           (3.11)
                                           ------           ------          ------          ------          ------          ------
NET ASSET VALUE, END OF PERIOD             $11.32           $11.17          $13.04          $27.90          $28.68          $24.40
                                           ======           ======          ======          ======          ======          ======
Total return(1)                              1.34 %(7)      (14.34)%        (49.82)%          9.61 %         28.80 %(3)      11.41 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $23,346          $26,844         $41,849        $100,558         $97,963         $76,060

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        2.15 %(4)(6)     2.05 %(4)       1.92 %(4)       1.81 %(4)       1.82 %(4)       1.83 %
   Net investment income (loss)             (1.30)%(6)       (1.26)%         (1.16)%         (1.14)%         (0.99)%         (0.97)%
Portfolio turnover                             14 %(7)         109 %            63 %            75 %           100 %           110 %

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Total return includes the effect of the capital contribution from the Adviser. Without this contribution, total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(4) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B, respectively. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)


                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)        VALUE
                                         -------    -------    ------------

ASSET-BACKED SECURITIES--1.2%

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(g)(h)(i) .......................    Ba      $ 3,000    $  2,684,400

---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,929,324)                                      2,684,400
---------------------------------------------------------------------------

CORPORATE BONDS--65.3%

ADVERTISING--0.9%
Lamar Media Corp. 144A 7.25%, 1/1/13(b)     Ba          975       1,031,062

RH Donnelley Finance Corp. I 144A
10.875%, 12/15/12(b) ...................    B         1,000       1,162,500
                                                               ------------
                                                                  2,193,562
                                                               ------------

AGRICULTURAL PRODUCTS--0.9%
Corn Products International, Inc. 8.25%,
7/15/07(h) .............................    Ba        1,950       2,067,000

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Phillips-Van Heusen Corp. 144A 8.125%,
5/1/13(b) ..............................    B           250         250,000

Samsonite Corp. 10.75%, 6/15/08 ........   Caa        2,000       1,990,000
                                                               ------------
                                                                  2,240,000
                                                               ------------

APPLICATION SOFTWARE--0.6%
Cooperative Computing Corp. 9%, 2/1/08 .    B         1,500       1,380,000

AUTO PARTS & EQUIPMENT--0.1%
CB Cambridge Industries Liquidating
Trust Interests 0%, 12/24/05(e)(g)(i) ..    NR        5,164         193,123

BROADCASTING & CABLE TV--3.0%
CSC Holdings, Inc. Series B 7.625%,
4/1/11 .................................    B         1,300       1,374,750

Emmis Communications Corp. 0%,
3/15/11(d) .............................    B         2,604       2,304,540

Insight Midwest LP/Insight Capital, Inc.
144A 9.75%, 10/1/09(b) .................    B         1,450       1,562,375

Paxson Communications, Inc. 0%,
1/15/09(d) .............................    B         2,000       1,690,000
                                                               ------------
                                                                  6,931,665
                                                               ------------


                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)        VALUE
                                         -------    -------    ------------

CASINOS & GAMING--4.0%
Alliance Gaming Corp. Series B 10%,
8/1/07(h) ..............................    B       $ 1,945    $  2,042,250

Chumash Casino & Resort 144A 9%,
7/15/10(b) .............................    Ba          450         483,750

Hollywood Casino Corp. 11.25%, 5/1/07 ..  B+(c)       2,450       2,621,500

Mandalay Resort Group 6.70%,
11/15/96 ...............................    Ba        2,000       2,025,240

MGM Mirage, Inc. 8.50%, 9/15/10(h) .....    Ba        1,900       2,128,000
                                                               ------------
                                                                  9,300,740
                                                               ------------

COMMERCIAL PRINTING--0.9%
World Color Press, Inc. 8.375%, 11/15/08   Baa        1,950       2,057,250

CONSTRUCTION & ENGINEERING--0.5%
Integrated Electric Services, Inc.
Series B 9.375%, 2/1/09 ................    B         1,000         990,000

Integrated Electric Services, Inc.
Series C 9.375%, 2/1/09 ................    B           200         198,000
                                                               ------------
                                                                  1,188,000
                                                               ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.8%
Agco Corp. 8.50%, 3/15/06 ..............    B         2,000       2,010,000
Terex Corp. 9.25%, 7/15/11 .............    B         2,000       2,140,000
                                                               ------------
                                                                  4,150,000
                                                               ------------

CONSUMER FINANCE--0.6%
Williams Scotsman, Inc. 9.875%, 6/1/07 .    B         1,450       1,450,000

DATA PROCESSING SERVICES--1.4%
Iron Mountain, Inc. 7.75%, 1/15/15 .....    B         2,950       3,186,000

DISTILLERS & VINTNERS--0.5%
Constellation Brands, Inc. Series B
8.125%, 1/15/12 ........................    Ba        1,000       1,052,500

DIVERSIFIED CHEMICALS--1.1%
ISP Chemical Co. Series B 10.25%,
7/1/11 .................................    B           950       1,040,250

ISP Holdings, Inc. Series B 10.625%,
12/15/09 ...............................    B         1,500       1,548,750
                                                               ------------
                                                                  2,589,000
                                                               ------------

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)        VALUE
                                         -------    -------    ------------

DIVERSIFIED COMMERCIAL SERVICES--0.4%
Coinmach Corp. 9%, 2/1/10 ..............    B       $   975    $  1,048,125

DIVERSIFIED METALS & MINING--0.6%
Peabody  Energy Corp. 144A 6.875%,
3/15/13(b) .............................    Ba        1,250       1,306,250

ENVIRONMENTAL SERVICES--1.3%
Allied Waste Industries, Inc. 7.40%,
9/15/35 ................................    Ba        2,000       1,830,000

Allied Waste North America, Inc. Series B
144A 9.25%, 9/1/12(b) ..................    Ba        1,000       1,095,000
                                                               ------------
                                                                  2,925,000
                                                               ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1 0%
IMC Global, Inc. 7.625%, 11/1/05 .......    Ba        1,950       1,998,750
Terra Capital, Inc. 12.875%, 10/15/08 ..    B           312         351,000
                                                               ------------
                                                                  2,349,750
                                                               ------------

FOOD DISTRIBUTORS--1.5%
Fleming Cos., Inc. 9.25%, 6/15/10(e)(f)    Caa        2,950         435,125
Nash Finch Co. Series B 8.50%, 5/1/08 ..   Caa        3,475       3,005,875
                                                               ------------
                                                                  3,441,000
                                                               ------------

GAS UTILITIES--1.2%
ANR Pipeline Co. 144A 8.875%, 3/15/10(b)    B         1,000       1,110,000

Northwest Pipeline Corp. 144A 8.125%,
3/1/10(b) ..............................    B           500         547,500

Southern Natural Gas Co. 144A 8.875%,
3/15/10(b) .............................    B         1,000       1,110,000
                                                               ------------
                                                                  2,767,500
                                                               ------------

HEALTH CARE DISTRIBUTORS--1.9%
Ameripath, Inc. 144A 10.50%, 4/1/13(b) .    B           750         798,750
Team Health, Inc. Series B 12%, 3/15/09(h)  B         3,600       3,708,000
                                                               ------------
                                                                  4,506,750
                                                               ------------

HEALTH CARE EQUIPMENT--0.5%
Fisher Scientific International 144A
8.125%, 5/1/12(b) ......................    B         1,000       1,080,000

HEALTH CARE FACILITIES--4.0%
Alderwoods Group, Inc. 11%, 1/2/07 .....    NR        1,915       1,943,725
Rose Hill Co. 9.50%, 11/15/04 ..........   Caa        2,000       1,990,000

Service Corp. International 7.70%,
4/15/09(h) .............................    B         2,450       2,511,250

Tenet Healthcare Corp. 7.375%, 2/1/13 ..   Baa        2,950       2,913,125
                                                               ------------
                                                                  9,358,100
                                                               ------------


                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)         VALUE
                                         -------    -------    ------------

HOMEBUILDING--3.4%
Schuler Homes, Inc. 9.375%, 7/15/09 ....    Ba      $ 1,950    $  2,140,125
WCI Communities, Inc. 10.625%, 2/15/11 .    Ba        2,950       3,127,000
Webb (Del) Corp. 9.375%, 5/1/09 ........    Ba        2,450       2,566,375
                                                               ------------
                                                                  7,833,500
                                                               ------------

INDUSTRIAL MACHINERY--1.6%
NSM Steel Ltd. Series B 144A 0%,
2/1/08(b)(e)(f)(g)(i) ..................    NR        7,500         187,500

Wolverine Tube, Inc. 10.50%, 4/1/09(h) .    B         2,470       2,630,550

Wolverine Tube, Inc. 144A 7.375%,
8/1/08(b) ..............................    B         1,000         967,500
                                                               ------------
                                                                  3,785,550
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Qwest Corp. 144A 8.875%, 3/15/12(b) ....    Ba          950       1,045,000

LEISURE FACILITIES--1.0%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07 ..............    B         1,625       1,478,750

Town Sports International, Inc. 144A
9.625%, 4/15/11(b) .....................    B           750         791,250
                                                               ------------
                                                                  2,270,000
                                                               ------------

METAL & GLASS CONTAINERS--2.8%
BWAY Corp. 144A 10%, 10/15/10(b) .......    B         2,225       2,325,125

Owens-Brockway Glass Container Corp.
144A 7.75%, 5/15/11(b) .................    B         1,000       1,037,500

Radnor Holdings, Inc. 144A 11%,
3/15/10(b) .............................    B         3,000       3,015,000
                                                               ------------
                                                                  6,377,625
                                                               ------------

MULTI-UTILITIES & UNREGULATED POWER--2.2%
AES Corp. 8.375%, 8/15/07 ..............   Caa        1,000         920,000
AES Corp. 9.50%, 6/1/09 ................    B         1,000         990,000

El Paso Energy Partners L.P. 144A 8.50%,
6/1/10(b) ..............................    B           500         541,250

El Paso Energy Partners L.P. Series B
8.50%, 6/1/11 ..........................    B         2,425       2,625,063
                                                               ------------
                                                                  5,076,313
                                                               ------------

OFFICE ELECTRONICS--0.4%
Xerox Corp. 6.25%, 11/15/26 ............    B           975         989,625

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)         VALUE
                                         -------    -------    ------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Universal Compression, Inc. 9.875%,
2/15/08(d) .............................    B       $ 2,500    $  2,650,000

OIL & GAS EXPLORATION & PRODUCTION--3.3%
Chesapeake Energy Corp. 8.375%,
11/1/08 ................................    Ba        2,000       2,160,000

Denbury Resources, Inc. 144A 7.50%,
4/1/13(b) ..............................    B         1,000       1,032,500

SESI LLC 8.875%, 5/15/11 ...............    B         3,000       3,180,000
XTO Energy, Inc. 144A 6.25%, 4/15/13(b)     Ba        1,250       1,309,375
                                                               ------------
                                                                  7,681,875
                                                               ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.8%
Citgo Petroleum Corp. 144A 11.375%,
2/1/11(b) ..............................    Ba        2,000       2,240,000

Premco Refining Group, Inc. (The) 144A
9.25%, 2/1/10(b) .......................    Ba        2,450       2,707,250

Teekay Shipping Corp. 8.875%, 7/15/11 ..    Ba        1,450       1,587,750
                                                               ------------
                                                                  6,535,000
                                                               ------------

PACKAGED FOODS & MEATS--1.0%
Del Monte Corp. 144A 8.625%, 12/15/12(b)    B           850         919,063
Dole Foods Co. 144A 8.875%, 3/15/11(b) .    B         1,200       1,311,000
                                                               ------------
                                                                  2,230,063
                                                               ------------

PAPER PACKAGING--1.1%
Chesapeake Corp. 7.20%, 3/15/05 ........    B         2,500       2,475,000

PERSONAL PRODUCTS--1.8%
AKI, Inc. 10.50%, 7/1/08(h) ............    B         4,000       4,080,000

PUBLISHING & PRINTING--1.7%
Dex Media East LLC/Dex Media East
Finance Co. 144A 12.125%, 11/15/12(b) ..    B           750         896,250

Garden State Newspapers, Inc. Series B
8.75%, 10/1/09 .........................    B         2,950       3,068,000
                                                               ------------
                                                                  3,964,250
                                                               ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1 2%
Waterford Gaming LLC 144A 9.50%,
3/15/10(b) .............................    B         2,564       2,692,200

RESTAURANTS--2.0%
Denny's Corp. 11.25%, 1/15/08 ..........   Caa        1,500       1,192,500
Friendly Ice Cream Corp. 10.50%, 12/1/07    B         3,350       3,408,625
                                                               ------------
                                                                  4,601,125
                                                               ------------


                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)         VALUE
                                         -------    -------    ------------

SEMICONDUCTORS--0.9%
Fairchild Semiconductor Corp. 10.375%,
10/1/07 ................................    B       $ 1,950    $  2,067,000

SPECIALTY CHEMICALS--0.5%
Huntsman ICI Chemicals LLC 0%,
12/31/09 ...............................   Caa        3,000       1,185,000

SPECIALTY STORES--1.1%
Hollywood Entertainment Corp. 9.625%,
3/15/11 ................................    B         1,450       1,573,250

United Rentals Inc. Series B 9.50%,
6/1/08 .................................    B         1,125       1,085,625
                                                               ------------
                                                                  2,658,875
                                                               ------------

STEEL--1.5%
Oregon Steel Mills, Inc. 10%, 7/15/09 ..    B         1,950       1,862,250
Steel Dynamics, Inc. 9.50%, 3/15/09 ....    B         1,450       1,580,500
                                                               ------------
                                                                  3,442,750
                                                               ------------

TELECOMMUNICATIONS EQUIPMENT--0.8%
DirectTV Holdings LLC 144A 8.375%,
3/15/13(b) .............................    B         1,700       1,912,500

TRADING COMPANIES & DISTRIBUTORS--0.7%
Park-Ohio Industries, Inc. 9.25%, 12/1/07  Caa        1,975       1,520,750

WIRELESS TELECOMMUNICATION SERVICES--2.3%
Airgate PCS, Inc. 0%, 10/1/09(d) .......   Caa        4,000       1,080,000

Nextel Communications, Inc. 12%,
11/1/08 ................................    B         2,000       2,160,000

Telecorp PCS, Inc. 10.625%, 7/15/10 ....   Baa          975       1,160,250
Triton PCS, Inc. 8.75%, 11/15/11 .......    B         1,000         935,000
                                                               ------------
                                                                  5,335,250
                                                               ------------

---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $146,332,492)                                  151,170,566
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--3.1%

First Chicago/Lennar Trust Series 97-CHL1,
E 7.975%, 4/29/39(d)(h) ................   B(c)       5,000       4,317,190

Golden Tree Loan Opportunities 1A, D4
12%, 3/20/14 ...........................    Ba        3,000       2,929,200

---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,870,389)                                      7,246,390
---------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)         VALUE
                                         -------    -------    ------------

FOREIGN GOVERNMENT SECURITIES--2.3%

RUSSIA--0.8%
Russian Federation RegS 5%, 3/31/30(d) .    Ba      $ 2,000    $  1,808,750

SOUTH AFRICA--1.5%
Republic of South Africa Series R 150
12%, 2/28/05 ...........................    A        25,000(j)    3,510,129

---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,421,265)                                      5,318,879
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--8.3%

CANADA--3.7%
Cascades, Inc. 144A 7.25%, 2/15/13(b) ..    Ba        2,450       2,597,000
Methanex Corp. 7.75%, 8/15/05(h) .......    Ba        3,350       3,475,625

Microcell Telecommunications, Inc.
Series B 14%, 6/1/06(e)(f) .............    C         2,750         165,000

Telus Corp. 8%, 6/1/11 .................    Ba        1,950       2,203,500
                                                               ------------
                                                                  8,441,125
                                                               ------------

CAYMAN ISLANDS--0.2%
Battery Park CDO Ltd. Series 5 144A
15.407%, 2/10/11(b)(e)(f)(i) ...........    C         2,000         250,000

NII Holdings, Inc. 0%, 11/1/09(d) ......    NR          383         296,851
                                                               ------------
                                                                    546,851
                                                               ------------

FRANCE--1.5%
Crown European Holdings SA 144A
10.25%, 3/1/11(b) ......................  B+(c)       3,000       3,498,728

GERMANY--0.1%
Callahan Nordrhein-Westfalen GmbH 14%,
7/15/10(e)(f)(h) .......................    NR        2,000          90,000

IRELAND--1.0%
MDP Acquisitions plc 144A 9.625%,
10/1/12(b) .............................    B         1,200       1,308,000

MDP Acquisitions plc 144A 9.625%,
10/1/12(b) .............................    B         1,000       1,090,000
                                                               ------------
                                                                  2,398,000
                                                               ------------

NETHERLANDS--1.3%
Kazkommerts International BV 144A
8.50%, 4/16/13(b) ......................   Baa        2,000       1,987,500

PTC International Finance BV 10.75%,
7/1/07 .................................    B           997       1,049,343
                                                               ------------
                                                                  3,036,843
                                                               ------------


                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)         VALUE
                                         -------    -------    ------------

POLAND--0.0%
Poland Telecom Finance Series B 14%,
12/1/07(e)(f)(g)(i) ....................    NR      $ 4,970    $     62,130

SWEDEN--0.5%
Stena AB 9.625%, 12/1/12 ...............    Ba          950       1,049,750

---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $29,121,716)                                    19,123,427
---------------------------------------------------------------------------

CONVERTIBLE BONDS--2.2%

BROADCASTING & CABLE TV--1.4%
EchoStar Communications Corp. Cv.144A
5.75%, 5/15/08(b) ......................    B         3,000       3,183,750

HEALTH CARE FACILITIES--0.8%
Province Healthcare Cv. 4.50%, 11/20/05   B-(c)       2,000       1,920,000

---------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $4,843,769)                                      5,103,750
---------------------------------------------------------------------------

CREDIT LINKED NOTES--2.2%

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
STEERS Credit Linked Trust 2001, Series
SLR-2 Repackaged Selectron Corp.
5.34%, 5/20/03(d) ......................    NR        5,000       4,997,500

---------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $5,000,000)                                      4,997,500
---------------------------------------------------------------------------

LOAN AGREEMENTS--8.7%

BROADCASTING & CABLE TV--1.0%
United Pan-Europe Communications
Tranche C2 6.80%, 3/31/09(d)(k) ........    B         3,000       2,265,000

CONSTRUCTION & ENGINEERING--0.2%
Encompass Services Corp. Tranche A
5.57%, 2/22/06(d)(e)(f)(k) .............    B         1,682         521,501

ELECTRIC UTILITIES--0.4%
CMS Energy Corp. Tranche A 9%,
9/30/04(d)(k) ..........................    B           270         270,270

CMS Energy Corp. Tranche B 7.50%,
4/30/04(d)(k) ..........................    B           172         171,892

CMS Energy Corp. Tranche C 7.50%,
4/30/04(d)(k) ..........................    B           558         563,416
                                                               ------------
                                                                  1,005,578
                                                               ------------

INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Group Revolving
Tranche 4.457%, 2/6/06(d)(k) ...........    Ba        2,000       1,910,000


                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                      PAR
                                         MOODY'S     VALUE
                                         RATING      (000)         VALUE
                                         -------    -------    ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Qwest Corp. Tranche Q 4.95%,
5/3/05(d)(k) ...........................    NR      $ 3,000    $  2,910,000

OFFICE ELECTRONICS--2.0%
Xerox, Inc. Tranche A 5.82%,
4/30/05(d)(k) ..........................    NR        4,649       4,602,449

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.9%
Tesoro Loan Tranche B 6.82%,
4/17/08(d)(k) ..........................    B         2,000       2,020,000

WIRELESS TELECOMMUNICATION SERVICES--2.1%
Nextel Finance Term B 4.813%,
6/30/08(d)(k) ..........................    Ba        2,488       2,443,969

Nextel Finance Term C 5.063%,
12/31/08(d)(k) .........................    Ba        2,488       2,443,969
                                                               ------------
                                                                  4,887,938
                                                               ------------

---------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $20,535,756)                                    20,122,466
---------------------------------------------------------------------------

                                                     SHARES
                                                     ------
PREFERRED STOCKS--1.5%

BROADCASTING & CABLE TV--0.7%
Cablevision Systems Corp. Series M. Pfd.
11.125% ................................             15,000       1,575,000

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50% ...              6,727          20,517

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Dobson Communications Corp. PIK Pfd. 12.25%          20,230       1,760,010

---------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $3,404,306)                                      3,355,527
---------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.5%

SPECIALTY CHEMICALS--0.5%
Avecia Group plc Pfd. 16% (United Kingdom)           69,984       1,119,744

---------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $1,752,576)                                      1,119,744
---------------------------------------------------------------------------

COMMON STOCKS--1.2%

AEROSPACE & DEFENSE--0.0%
Stellex Aerostructures, Inc.(e)(g)(i) ..              1,827         113,000


                                                     SHARES        VALUE
                                                     ------    ------------

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(g)(i) ..                 76    $     56,557

REITS--0.7%
Annaly Mortgage Management, Inc. .......             82,000       1,558,000

WIRELESS TELECOMMUNICATION SERVICES--0.5%
NII Holdings, Inc.(e)(g)(i) ............             41,496       1,159,816

---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $6,170,546)                                      2,887,373
---------------------------------------------------------------------------

WARRANTS--0.0%

INDUSTRIAL MACHINERY--0.0%
NSM Steel Ltd. Warrants 144A(b)(e)(g)(i)          4,748,195          47,482

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Warrants ..............             14,906           2,820

---------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,205)                                             50,302
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $231,387,344)                                  223,180,324
---------------------------------------------------------------------------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)
                                         --------   -------
SHORT-TERM OBLIGATIONS--3.9%

COMMERCIAL PAPER--3.9%
NetJets, Inc. 1.35%, 5/1/03 ............   A-1+     $ 3,625       3,625,000
CXC LLC 1.25%, 5/7/03 ..................   A-1+       2,957       2,956,384
Receivables Capital Corp. 1.28%, 5/7/03    A-1+       2,525       2,524,461

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,105,845)                                      9,105,845
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $240,493,189)                                  232,286,169(a)

Other assets and liabilities, net--(0.4)%                          (931,926)
                                                               ------------
NET ASSETS--100.0%                                             $231,354,243
                                                               ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $14,198,452 and gross depreciation of $22,828,110 for federal income tax purposes. At April 30, 2003 the aggregate cost of securities for federal income tax purposes was $240,915,827.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $50,429,910 or 21.8% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Security in default.
(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2003, these securities which are included in illiquid securities below, amounted to a value of $4,504,008 or 1.9% of net assets.
(h) All or a portion segregated as collateral for swap transactions, forward currency contracts and long settlements.
(i) Illiquid. At April 30, 2003, these securities amounted to a value of $4,754,008 or 2.1% of net assets.
(j) Par value represents South African Rand.
(k) Restricted security. For acquisition information see the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $240,493,189)                                 $ 232,286,169
Cash                                                                     15,843
Receivables
   Interest and dividends                                             4,444,637
   Investment securities sold                                         1,393,935
   Fund shares sold                                                      72,090
   Receivable from adviser                                                  931
Prepaid expenses                                                          1,140
                                                                  -------------
     Total assets                                                   238,214,745
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    5,223,457
   Net unrealized depreciation on forward currency
     contracts                                                          524,056
   Net unrealized depreciation on swap agreements                       367,250
   Fund shares repurchased                                              344,570
   Transfer agent fee                                                   148,183
   Investment advisory fee                                              121,428
   Distribution and service fees                                         63,312
   Financial agent fee                                                   15,187
   Trustees' fee                                                          2,916
Accrued expenses                                                         50,143
                                                                  -------------
     Total liabilities                                                6,860,502
                                                                  -------------
NET ASSETS                                                        $ 231,354,243
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 508,605,383
Distributions in excess of net investment income                       (450,193)
Accumulated net realized loss                                      (267,708,858)
Net unrealized depreciation                                          (9,092,089)
                                                                  -------------
NET ASSETS                                                        $ 231,354,243
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $204,041,982)                 41,596,616
Net asset value per share                                                 $4.91
Offering price per share $4.91/(1-4.75%)                                  $5.15

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $23,320,981)                   4,804,575
Net asset value and offering price per share                              $4.85

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,991,280)                      818,997
Net asset value and offering price per share                              $4.87



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $  9,782,577
Dividends                                                              253,308
                                                                  ------------
     Total investment income                                        10,035,885
                                                                  ------------
EXPENSES
Investment advisory fee                                                707,653
Service fees, Class A                                                  240,423
Distribution and service fees, Class B                                 114,061
Distribution and service fees, Class C                                  12,943
Financial agent fee                                                     92,876
Transfer agent                                                         281,454
Printing                                                                21,720
Registration                                                            21,074
Custodian                                                               18,448
Professional                                                            17,379
Trustees                                                                12,871
Miscellaneous                                                           12,688
                                                                  ------------
     Total expenses                                                  1,553,590
     Custodian fees paid indirectly                                     (1,473)
                                                                  ------------
     Net expenses                                                    1,552,117
                                                                  ------------
NET INVESTMENT INCOME                                                8,483,768
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized loss on securities                                    (16,659,816)
Net realized gain on swap agreements                                   475,740
Net realized loss on foreign currency transactions                    (141,761)
Net change in unrealized appreciation (depreciation) on
   investments                                                      33,838,192
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                1,627,750
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 (518,282)
                                                                  ------------
NET GAIN ON INVESTMENTS                                             18,621,823
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 27,105,591
                                                                  ============

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                        Ended
                                                                                       4/30/03           Year Ended
                                                                                     (Unaudited)          10/31/02
                                                                                     ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                      $  8,483,768       $ 22,254,970
   Net realized gain (loss)                                                           (16,325,837)       (70,457,302)
   Net change in unrealized appreciation (depreciation)                                34,947,660         39,906,206
                                                                                     ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     27,105,591         (8,296,126)
                                                                                     ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (7,965,975)       (19,167,768)
   Net investment income, Class B                                                        (870,144)        (2,362,870)
   Net investment income, Class C                                                         (97,842)          (199,541)
   Tax return of capital, Class A                                                              --         (1,176,826)
   Tax return of capital, Class B                                                              --           (145,071)
   Tax return of capital, Class C                                                              --            (12,251)
                                                                                     ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (8,933,961)       (23,064,327)
                                                                                     ------------       ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (5,262,041 and 9,885,861 shares, respectively)        24,828,058         48,459,358
   Net asset value of shares issued from reinvestment of distributions
     (981,174 and 2,264,427 shares, respectively)                                       4,615,163         11,297,054
   Cost of shares repurchased (5,184,835 and 17,017,676 shares, respectively)         (24,478,394)       (84,886,676)
                                                                                     ------------       ------------
Total                                                                                   4,964,827        (25,130,264)
                                                                                     ------------       ------------
CLASS B
   Proceeds from sales of shares (383,993 and 2,322,861 shares, respectively)           1,777,346         11,511,067
   Net asset value of shares issued from reinvestment of distributions
     (87,353 and 224,943 shares, respectively)                                            406,501          1,117,378
   Cost of shares repurchased (604,981 and 3,459,242 shares, respectively)             (2,828,366)       (17,049,999)
                                                                                     ------------       ------------
Total                                                                                    (644,519)        (4,421,554)
                                                                                     ------------       ------------
CLASS C
   Proceeds from sales of shares (552,723 and 333,038 shares, respectively)             2,607,889          1,658,591
   Net asset value of shares issued from reinvestment of distributions
     (12,045 and 19,234 shares, respectively)                                              56,494             95,443
   Cost of shares repurchased (173,859 and 391,925 shares, respectively)                 (825,304)        (1,928,402)
                                                                                     ------------       ------------
Total                                                                                   1,839,079           (174,368)
                                                                                     ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            6,159,387        (29,726,186)
                                                                                     ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               24,331,017        (61,086,639)

NET ASSETS
   Beginning of period                                                                207,023,226        268,109,865
                                                                                     ------------       ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
       OF ($450,193) AND $0, RESPECTIVELY]                                           $231,354,243       $207,023,226
                                                                                     ============       ============

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                 CLASS A
                                         -----------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                        YEAR ENDED OCTOBER 31
                                            4/30/03      -------------------------------------------------------------------
                                         (UNAUDITED)         2002(6)       2001           2000          1999          1998
Net asset value, beginning of period         $4.51           $5.19         $6.59          $7.53         $7.55         $9.09
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.18(4)         0.46(4)       0.65(4)        0.79          0.76          0.83
   Net realized and unrealized gain (loss)    0.41           (0.66)        (1.30)         (0.95)           --         (1.56)
                                             -----           -----         -----          -----         -----         -----
     TOTAL FROM INVESTMENT OPERATIONS         0.59           (0.20)        (0.65)         (0.16)         0.76         (0.73)
                                             -----           -----         -----          -----         -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.19)          (0.45)        (0.75)         (0.78)        (0.78)        (0.81)
   Tax return of capital                        --           (0.03)           --             --            --            --
                                             -----           -----         -----          -----         -----         -----
     TOTAL DISTRIBUTIONS                     (0.19)          (0.48)        (0.75)         (0.78)        (0.78)        (0.81)
                                             -----           -----         -----          -----         -----         -----
Change in net asset value                     0.40           (0.68)        (1.40)         (0.94)        (0.02)        (1.54)
                                             -----           -----         -----          -----         -----         -----
NET ASSET VALUE, END OF PERIOD               $4.91           $4.51         $5.19          $6.59         $7.53         $7.55
                                             =====           =====         =====          =====         =====         =====
Total return(1)                              13.44%(8)       (4.33)%      (10.87)%        (2.65)%       10.16%        (8.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $204,042        $183,028      $235,623       $312,544      $391,057      $427,659

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.34%(3)(7)     1.33 %(5)     1.28 %(3)      1.22 %(3)     1.16%(2)      1.12 %
   Net investment income                      7.88%(7)        9.30 %       10.69 %        10.35 %        9.71%         9.13 %
Portfolio turnover                              73%(8)         114 %         100 %           80 %          73%          103 %



                                                                                       CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                              YEAR ENDED OCTOBER 31
                                            4/30/03        -------------------------------------------------------------------
                                          (UNAUDITED)        2002(6)       2001           2000          1999           1998
Net asset value, beginning of period         $4.47           $5.14         $6.54          $7.51         $7.52          $9.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.17(4)         0.43(4)       0.60(4)        0.72          0.70           0.76
   Net realized and unrealized gain (loss)    0.39           (0.66)        (1.30)         (0.95)         0.01          (1.55)
                                             -----           -----         -----          -----         -----          -----
     TOTAL FROM INVESTMENT OPERATIONS         0.56           (0.23)        (0.70)         (0.23)         0.71          (0.79)
                                             -----           -----         -----          -----         -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.18)          (0.41)        (0.70)         (0.74)        (0.72)         (0.76)
   Tax return of capital                        --           (0.03)           --             --            --             --
                                             -----           -----         -----          -----         -----          -----
     TOTAL DISTRIBUTIONS                     (0.18)          (0.44)        (0.70)         (0.74)        (0.72)         (0.76)
                                             -----           -----         -----          -----         -----          -----
Change in net asset value                     0.38           (0.67)        (1.40)         (0.97)        (0.01)         (1.55)
                                             -----           -----         -----          -----         -----          -----
NET ASSET VALUE, END OF PERIOD               $4.85           $4.47         $5.14          $6.54         $7.51          $7.52
                                             =====           =====         =====          =====         =====          =====
Total return(1)                              12.69%(8)       (4.88)%      (11.59)%        (3.52)%        9.37%         (9.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $23,321         $22,074       $30,073        $43,108       $59,547        $61,026

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.09%(3)(7)     2.08 %(5)     2.03 %(3)      1.97 %(3)     1.91%(2)       1.88 %
   Net investment income                      7.13%(7)        8.56 %        9.93 %         9.62 %        8.94%          8.46 %
Portfolio turnover                              73%(8)         114 %         100 %           80 %          73%           103 %

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not differ for Class B.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.32% and 2.07% for Class A and Class B, respectively.
(6) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B respectively, decrease the net investment income (loss) per share from
    0.47 to 0.46 for Class A, and increase the net realized and unrealized gain
    (loss) per share from (0.67) to (0.66) for Class A. There was no effect on net investment income (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                              CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS                                                              FROM
                                             ENDED                      YEAR ENDED OCTOBER 31                   INCEPTION
                                            4/30/03      -------------------------------------------------      2/27/98 TO
                                          (UNAUDITED)     2002(5)      2001           2000         1999          10/31/98
Net asset value, beginning of period         $4.49          $5.16        $6.56          $7.53        $7.54         $9.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.16(4)        0.42(4)      0.60(4)        0.73         0.71          0.50
   Net realized and unrealized gain (loss)    0.40          (0.65)       (1.30)         (0.96)          --         (1.76)
                                             -----          -----        -----          -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS         0.56          (0.23)       (0.70)         (0.23)        0.71         (1.26)
                                             -----          -----        -----          -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.18)         (0.41)       (0.70)         (0.74)       (0.72)        (0.51)
   Tax return of capital                       --           (0.03)          --             --           --            --
                                             -----          -----        -----          -----        -----         -----
     TOTAL DISTRIBUTIONS                     (0.18)         (0.44)       (0.70)         (0.74)       (0.72)        (0.51)
                                             -----          -----        -----          -----        -----         -----
Change in net asset value                     0.38          (0.67)       (1.40)         (0.97)       (0.01)        (1.77)
                                             -----          -----        -----          -----        -----         -----
NET ASSET VALUE, END OF PERIOD               $4.87          $4.49        $5.16          $6.56        $7.53         $7.54
                                             =====          =====        =====          =====        =====         =====
Total return(1)                              12.64%(7)      (4.88)%     (11.56)%        (3.51)%       9.38%       (14.09)%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $3,991         $1,921       $2,413         $2,689       $3,052        $1,669

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.09%(2)(6)    2.08 %(3)    2.03 %(3)      1.97 %(2)    1.91%(2)      1.88 %(6)
   Net investment income                      7.18%(6)       8.52 %       9.92 %         9.69 %       8.85%         8.94 %(6)
Portfolio turnover                              73%(7)        114 %        100 %           80 %         73%          103 %(7)

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the periods ended October 31, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 2.07% and 2.02%, respectively.
(4) Computed using average shares outstanding.
(5) As required, effective November 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
    (loss) per share from 0.43 to 0.42, and increase net realized and unrealized gain (loss) per share from (0.66) to (0.65). Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)

FACE
VALUE                                 INTEREST      MATURITY
(000)      DESCRIPTION                  RATE          DATE           VALUE
-----      -----------                --------      --------     ------------

FEDERAL AGENCY SECURITIES(c)--17.3%
2,500  FHLB ........................    7.25%        5/15/03     $  2,505,771
2,500  FHLB(d) .....................    1.50         5/20/03        2,500,000
2,500  FHLB(d) .....................    1.40         5/27/03        2,500,000
2,500  FHLB(d) .....................    1.40          6/6/03        2,500,000
3,500  FHLB(d) .....................    1.30         6/12/03        3,500,000
  500  FHLB ........................    5.69         6/19/03          502,933
2,500  Fannie Mae(d) ...............    1.45         6/25/03        2,500,000
2,500  Fannie Mae(d) ...............    1.40          7/3/03        2,500,000
1,000  FHLB ........................    4.50          7/7/03        1,005,891
2,500  FHLB(d) .....................    1.42         7/30/03        2,500,000
2,500  Fannie Mae ..................    4.00         8/15/03        2,519,912
1,000  Fannie Mae ..................    5.91         8/25/03        1,014,612
1,000  FFCB ........................    5.38          9/8/03        1,014,381
1,000  FFCB ........................    5.58         9/11/03        1,015,451
1,000  FHLB ........................    5.13         9/15/03        1,014,248
1,000  FHLB ........................    5.14         9/22/03        1,015,035
3,000  Freddie Mac .................    6.38        11/15/03        3,078,446
1,000  FHLB ........................    5.41        11/24/03        1,023,125

-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                    34,209,805
-----------------------------------------------------------------------------


                                                      RESET
                                                      DATE
                                                     -------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--3.8%
  199  SBA (Final Maturity 1/25/21)     1.75          5/1/03          199,065
1,336  SBA (Final Maturity 3/25/24)     1.63          5/1/03        1,335,975
  949  SBA (Final Maturity 10/25/22)    1.75          7/1/03          948,002
1,884  SBA (Final Maturity 11/25/21)    1.88          7/1/03        1,882,800
  458  SBA (Final Maturity 2/25/23)     1.75          7/1/03          458,291
  732  SBA (Final Maturity 2/25/23)     1.75          7/1/03          732,291
  284  SBA (Final Maturity 5/25/21)     1.75          7/1/03          283,378
1,628  SBA (Final Maturity 9/25/23)     1.63          7/1/03        1,628,066

-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                           7,467,868
-----------------------------------------------------------------------------


                             STANDARD
                             & POOR'S               MATURITY
                              RATING                  DATE
                             --------               --------
COMMERCIAL PAPER--61.9%
3,235  Corporate Asset
       Funding Co. ...........  A-1+     1.36         5/1/03        3,235,000

2,370  Schering-Plough Corp. .  A-1+     1.25         5/1/03        2,370,000

2,500  International Lease
       Finance Corp. .........  A-1      1.24         5/2/03        2,499,914

5,000  UBS Finance DE LLC ....  A-1+     1.26         5/2/03        4,999,825


FACE                         STANDARD
VALUE                        & POOR'S  INTEREST      MATURITY
(000)     DESCRIPTION         RATING     RATE          DATE          VALUE
-----     -----------        --------  --------      --------    ------------

1,500  Harley Davidson
       Funding Corp. .........  A-1      1.24%        5/5/03     $  1,499,793

  250  Marsh & McLennan
       Cos., Inc. ............  A-1+     1.25         5/5/03          249,965

1,680  Archer Daniels Midland
       Co. ...................  A-1      1.25         5/6/03        1,679,708

2,660  Archer Daniels Midland
       Co. ...................  A-1      1.30         5/6/03        2,659,520

2,000  Preferred Receivables
       Funding Corp. .........  A-1      1.28         5/6/03        1,999,644

2,465  Schering-Plough Corp. .  A-1+     1.24         5/6/03        2,464,576
3,585  ABSC Capital Corp. ....  A-1      1.28         5/7/03        3,584,235

4,540  Asset Securitization
       Corp. .................  A-1      1.25         5/7/03        4,539,054

5,000  Household Finance
       Corp. .................  A-1      1.25         5/8/03        4,998,785

2,500  Special Purpose
       Accounts Receivable
       Cooperative Corp. .....  A-1      1.25         5/8/03        2,499,392

3,500  Enterprise Funding
       Corp. .................  A-1+     1.25         5/9/03        3,499,028

1,930  Enterprise Funding
       Corp. .................  A-1+     1.28        5/12/03        1,929,245

1,205  Harley Davidson
       Funding Corp. .........  A-1      1.23        5/12/03        1,204,547

3,000  Pitney Bowes Credit
       Corp. .................  A-1+     1.24        5/12/03        2,998,863

3,685  Gannett Co, Inc. ......  A-1      1.26        5/13/03        3,683,452
3,899  ABSC Capital Corp. ....  A-1      1.30        5/14/03        3,897,170

2,800  Special Purpose
       Accounts Receivable
       Cooperative Corp. .....  A-1      1.26        5/14/03        2,798,726

2,500  Harley Davidson
       Funding Corp. .........  A-1      1.24        5/15/03        2,498,794

1,958  Receivables Capital
       Corp. .................  A-1+     1.27        5/15/03        1,957,033

2,460  Alcoa, Inc. ...........  A-1      1.27        5/19/03        2,458,438


                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

 FACE                        STANDARD
 VALUE                       & POOR'S  INTEREST     MATURITY
 (000)    DESCRIPTION         RATING     RATE         DATE           VALUE
 -----    -----------        --------  --------     ---------    ------------

3,000  Alcoa, Inc. ...........  A-1      1.28%       5/20/03     $  2,997,973

  965  Golden Peanut Co.,
       LLC ...................  A-1      1.26        5/21/03          964,325

2,500  Goldman Sachs Group
       L.P. ..................  A-1      1.25        5/21/03        2,498,264

2,805  International Lease
       Finance Corp. .........  A-1+     1.25        5/21/03        2,803,052

2,500  Preferred Receivables
       Funding Corp. .........  A-1      1.26        5/22/03        2,498,163

1,255  Asset Securitization
       Corp. .................  A-1      1.26        5/23/03        1,254,034

1,990  Special Purpose
       Accounts Receivable
       Cooperative Corp. .....  A-1      1.28        5/27/03        1,988,160

1,900  Alcoa, Inc. ...........  A-1      1.25        5/28/03        1,898,219
2,530  Alcoa, Inc. ...........  A-1      1.28        5/30/03        2,527,391

2,500  Private Export Funding
       Corp. .................  A-1+     1.24        5/30/03        2,497,503

2,624  Cargill, Inc. .........  A-1      1.25         6/4/03        2,620,902
1,950  CIT Group, Inc. .......  A-1      1.28         6/9/03        1,947,296

2,400  Special Purpose
       Accounts Receivable
       Cooperative Corp. .....  A-1      1.27        6/10/03        2,396,613

  800  General Electric Capital
       Corp. .................  A-1+     1.25        6/12/03          798,833

3,000  International Lease
       Finance Corp. .........  A-1+     1.25        6/17/03        2,995,104

3,000  CIT Group, Inc. .......  A-1      1.28        6/23/03        2,994,347
3,890  Govco, Inc. ...........  A-1+     1.25        6/24/03        3,882,706

3,000  Archer Daniels Midland
       Co. ...................  A-1      1.25         7/1/03        2,993,646

2,400  CIT Group, Inc. .......  A-1      1.28         7/1/03        2,394,795
2,300  ABSC Capital Corp. ....  A-1      1.27        7/21/03        2,293,428

1,595  Archer Daniels Midland
       Co. ...................  A-1      1.25        7/29/03        1,590,071

3,000  General Electric Capital
       Corp. .................  A-1+     1.27        8/11/03        2,989,205



FACE                         STANDARD
VALUE                        & POOR'S  INTEREST      MATURITY
(000)     DESCRIPTION         RATING     RATE          DATE          VALUE
-----     -----------        --------  --------      --------    ------------

2,500  CIT Group, Inc. .......  A-1      1.40%       9/15/03     $  2,486,681

2,050  Private Export Funding
       Corp. .................  A-1+     1.23        9/30/03        2,039,354

-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            122,554,772
-----------------------------------------------------------------------------

MEDIUM TERM NOTES(c)--14.6%

2,500  Merrill Lynch & Co.(b)   A+       1.28         5/2/03        2,500,000

2,500  AIG SunAmerica
       Global Financial ......  AAA      7.40         5/5/03        2,501,714

  200  Bank of America Corp. .  A        9.20        5/15/03          200,550
2,100  BellSouth Corp. .......  A+       6.25        5/15/03        2,102,963
  780  Heller Financial, Inc.   AAA      7.88        5/15/03          781,979

4,600  General Electric Capital
       Corp.(b) ..............  AAA      1.32        5/28/03        4,600,009

2,595  Bank of America Corp. .   A       6.88         6/1/03        2,605,198
2,915  Bank of America Corp. .   A       6.20        8/15/03        2,954,263
3,190  Bank of America Corp. .   A       6.50        8/15/03        3,236,369
1,913  Associates Corp. NA ...  AA-      5.75        11/1/03        1,951,899

2,150  Private Export Funding
       Corp. .................  AAA      5.73        1/15/04        2,215,653

1,500  Associates Corp. NA ...  AA-      6.20        1/26/04        1,551,303

1,195  Citicorp ..............  A+       7.13        3/15/04        1,253,995

  500  Du Pont (E.I.) de
       Nemours & Co. .........  AA-      8.13        3/15/04          528,960

-----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                            28,984,855
-----------------------------------------------------------------------------


CERTIFICATES OF DEPOSIT--1.4%

2,835  Canadian Imperial
       Bank Co.(e) ...........  AA-      1.28         5/5/03        2,835,000

-----------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                       2,835,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $196,052,300)                                    196,052,300(a)

Other assets and liabilities, net--1.0%                             1,979,845
                                                                 ------------
NET ASSETS--100.0%                                               $198,032,145
                                                                 ============


(a) Federal Income Tax Information: At April 30, 2003, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.
(e) Yankee CD.

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $196,052,300)                                $196,052,300
Cash                                                                   154,828
Receivables
    Interest                                                           849,475
    Fund shares sold                                                 1,317,892
    Investment securities sold                                          46,283
    Receivable from adviser                                             26,392
Prepaid expenses                                                           984
                                                                  ------------
        Total assets                                               198,448,154
                                                                  ------------
LIABILITIES
Payables
    Fund shares repurchased                                            218,214
    Transfer agent fee                                                 132,614
    Distribution and service fees                                       15,408
    Financial agent fee                                                 13,737
    Trustees' fee                                                        2,882
Accrued expenses                                                        33,154
                                                                  ------------
        Total liabilities                                              416,009
                                                                  ------------
NET ASSETS                                                        $198,032,145
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $198,032,145
                                                                  ------------
NET ASSETS                                                        $198,032,145
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $175,295,608)              175,295,608
Net asset value and offering price per share                             $1.00

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $19,585,766)                19,585,766
Net asset value and offering price per share                             $1.00

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $3,150,771)                  3,150,771
Net asset value and offering price per share                             $1.00



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $1,554,612
                                                                     ----------
    Total investment income                                           1,554,612
                                                                     ----------
EXPENSES
Investment advisory fee                                                 403,392
Distribution and service fees, Class B                                   70,111
Distribution and service fees, Class C                                   24,580
Financial agent                                                          90,349
Transfer agent                                                          270,622
Registration                                                             29,222
Printing                                                                 20,281
Custodian                                                                12,961
Trustees                                                                 12,849
Professional                                                             11,107
Miscellaneous                                                             8,513
                                                                     ----------
    Total expenses                                                      953,987
    Custodian fees paid indirectly                                         (211)
    Less expenses borne by investment adviser                          (435,830)
                                                                     ----------
    Net expenses                                                        517,946
                                                                     ----------
NET INVESTMENT INCOME                                                $1,036,666
                                                                     ==========

                        See Notes to Financial Statements
32

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                 Ended
                                                                                                4/30/03         Year Ended
                                                                                              (Unaudited)        10/31/02
                                                                                             ------------      ------------
FROM OPERATIONS
   NET INVESTMENT INCOME (LOSS)                                                              $  1,036,666      $  2,619,785
                                                                                             ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (999,138)       (2,495,538)
   Net investment income, Class B                                                                 (34,731)         (113,341)
   Net investment income, Class C                                                                  (2,797)          (10,906)
                                                                                             ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (1,036,666)       (2,619,785)
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (102,912,206 and 272,765,743 shares, respectively)           102,912,206       272,765,743
   Net asset value of shares issued from reinvestment of distributions
     (989,449 and 2,404,820 shares, respectively)                                                 989,449         2,404,820
   Cost of shares repurchased (112,995,913 and 275,129,989 shares, respectively)             (112,995,913)     (275,129,989)
                                                                                             ------------      ------------
Total                                                                                          (9,094,258)           40,574
                                                                                             ------------      ------------
CLASS B
   Proceeds from sales of shares (8,390,072 and 26,059,417 shares, respectively)                8,390,072        26,059,417
   Net asset value of shares issued from reinvestment of distributions
     (32,543 and 99,711 shares, respectively)                                                      32,543            99,711
   Cost of shares repurchased (8,416,359 and 28,606,727 shares, respectively)                  (8,416,359)      (28,606,727)
                                                                                             ------------      ------------
Total                                                                                               6,256        (2,447,599)
                                                                                             ------------      ------------
CLASS C
   Proceeds from sales of shares (8,839,223 and 15,388,449 shares, respectively)                8,839,223        15,388,449
   Net asset value of shares issued from reinvestment of distributions
     (2,565 and 9,918 shares, respectively)                                                         2,565             9,918
   Cost of shares repurchased (10,083,363 and 14,405,078 shares, respectively)                (10,083,363)      (14,405,078)
                                                                                             ------------      ------------
Total                                                                                          (1,241,575)          993,289
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (10,329,577)       (1,413,736)
                                                                                             ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (10,329,577)       (1,413,736)

NET ASSETS
   Beginning of period                                                                        208,361,722       209,775,458
                                                                                             ------------      ------------
   END OF PERIOD                                                                             $198,032,145      $208,361,722
                                                                                             ============      ============

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED OCTOBER 31
                                            4/30/03          -------------------------------------------------------------------
                                          (UNAUDITED)           2002            2001           2000         1999         1998
Net asset value, beginning of period        $ 1.00             $ 1.00          $ 1.00         $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                     0.006              0.014           0.042          0.054        0.044        0.049
                                            ------             ------          ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS        0.006              0.014           0.042          0.054        0.044        0.049
                                            ------             ------          ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income     (0.006)            (0.014)         (0.042)        (0.054)      (0.044)      (0.049)
                                            ------             ------          ------         ------       ------       ------
Change in net asset value                       --                 --              --             --           --           --
                                            ------             ------          ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $ 1.00             $ 1.00          $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                            ======             ======          ======         ======       ======       ======
Total return                                  0.56%(5)           1.38%           4.23%          5.59%        4.47%        5.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $175,296           $184,390        $184,349       $164,125     $205,066     $195,292

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         0.42%(1)(2)(4)     0.79%(1)(2)    0.85%(1)(2)     0.80%(1)     0.77%(1)     0.73%
   Net investment income                      1.12%(4)           1.37%           4.12%          5.41%        4.41%        4.90%


                                                                                      CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED OCTOBER 31
                                            4/30/03           ----------------------------------------------------------------
                                          (UNAUDITED)           2002            2001           2000         1999         1998
Net asset value, beginning of period        $ 1.00             $ 1.00          $ 1.00         $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                     0.002              0.006           0.034          0.047        0.036        0.041
                                            ------             ------          ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS        0.002              0.006           0.034          0.047        0.036        0.041
                                            ------             ------          ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income     (0.002)            (0.006)         (0.034)        (0.047)      (0.036)      (0.041)
                                            ------             ------          ------         ------       ------       ------
Change in net asset value                       --                 --              --             --           --           --
                                            ------             ------          ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $ 1.00             $ 1.00          $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                            ======             ======          ======         ======       ======       ======
Total return                                  0.18%(5)           0.62%           3.46%          4.80%        3.69%        4.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $19,586            $19,580         $22,027        $18,616      $20,054      $19,978

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.16%(1)(3)(4)     1.54%(1)(3)     1.60%(1)(3)    1.56%(1)     1.52%(1)     1.48%
   Net investment income                      0.37%(4)           0.61%           3.28%          4.65%        3.66%        4.15%

(1) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.85%, 0.84% and 0.86% for the periods ended April 30, 2003, October 31, 2002 and 2001, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60%, 1.59% and 1.60% for the periods ended April 30, 2003, October 31, 2002 and 2001, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS C
                                          --------------------------------------------------------------------------
                                          SIX MONTHS                                                        FROM
                                             ENDED                    YEAR ENDED OCTOBER 31              INCEPTION
                                            4/30/03            -------------------------------------     10/12/99
                                          (UNAUDITED)           2002            2001           2000     TO 10/31/99
Net asset value, beginning of period        $ 1.00             $ 1.00          $ 1.00         $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.001             0.004           0.031          0.044        0.003
                                            ------             ------          ------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.001             0.004           0.031          0.044        0.003
                                            ------             ------          ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.001)           (0.004)         (0.031)        (0.044)      (0.003)
                                            ------             ------          ------         ------       ------
Change in net asset value                       --                 --              --             --           --
                                            ------             ------          ------         ------       ------
NET ASSET VALUE, END OF PERIOD              $ 1.00             $ 1.00          $ 1.00         $ 1.00       $ 1.00
                                            ======             ======          ======         ======       ======
Total return                                  0.06%(5)           0.36%           3.19%          4.55%        0.19%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $3,151             $4,392          $3,399         $1,435        $145

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.41%(1)(3)(4)     1.78%(1)(3)     1.85%(1)(2)    1.83%(1)    1.82%(1)(4)
   Net investment income                      0.11%(4)           0.37%           2.90%          4.56%       3.95%(4)

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would not significantly differ.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.85% and 1.83% for the periods ended April 30, 2003 and October 31, 2002, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST BALANCED FUND

                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

U.S. GOVERNMENT SECURITIES--1.6%

U.S. TREASURY NOTES--1.6%
U.S. Treasury Notes 3%, 11/15/07 .......   AAA      $ 4,500    $  4,561,700
U.S. Treasury Notes 3%, 2/15/08 ........   AAA        1,000       1,010,312
U.S. Treasury Notes 4%, 11/15/12 .......   AAA       10,000      10,127,730

---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $15,444,567)                                    15,699,742
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--5.5%
Fannie Mae 5%, 8/25/12 .................   AAA        7,000       7,319,022
Fannie Mae 6%, 5/1/17 ..................   AAA        2,042       2,140,614
Fannie Mae 5.50%, 8/1/17 ...............   AAA        2,183       2,269,997
Fannie Mae 6%, 11/1/31 .................   AAA       10,965      11,427,958
Fannie Mae 6%, 12/1/32 .................   AAA          719         749,007
GNMA 6.50%, '23-'32 ....................   AAA       28,184      29,780,190

---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $51,485,063)                                    53,686,788
---------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--3.0%
Fannie Mae 3.25%, 1/15/08 ..............   AAA       25,000      25,326,125
Federal Home Loan Bank 1.45%, 2/27/04 ..   AAA        4,500       4,500,122

---------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,900,869)                                    29,826,247
---------------------------------------------------------------------------

MUNICIPAL BONDS--4.9%

CALIFORNIA--1.7%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19    AAA        1,100       1,243,253

Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%, 10/1/29    AAA        2,750       3,078,707

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 .................   AAA        1,000       1,108,020

Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07 ........   AAA        1,915       2,195,165

Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09 ........   AAA        2,500       2,916,025

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ........   AAA          565         671,073


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

CALIFORNIA--CONTINUED
Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13 .........   AAA      $ 4,265    $  4,914,346
                                                               ------------
                                                                 16,126,589
                                                               ------------

COLORADO--0.2%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07 ........   AAA        2,000       2,288,660

FLORIDA--1.8%
Miami Beach Special Obligation Revenue
Taxable 8.60%, 9/1/21 ..................   AAA       11,675      13,097,249

Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 ........   AAA        1,970       2,099,961

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20 .........   AAA        2,120       2,297,168
                                                               ------------
                                                                 17,494,378
                                                               ------------

ILLINOIS--0.5%
Chicago Waterworks Revenue Taxable
5%, 11/1/31 ............................   AAA        5,000       5,076,700

NEW YORK--0.1%
New York State General Obligation Taxable
Series C 6.35%, 3/1/07 .................   AAA        1,000       1,114,330

OREGON--0.4%
Multnomah County Pension Obligation
General Obligation Taxable 7.25%, 6/1/11  Aaa(c)      3,000       3,550,080

TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.50%, 11/1/09 .........................   AAA        1,900       2,166,684

---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $43,446,497)                                    47,817,421
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.7%
ANRC Auto Owner Trust 01-A, A4 4.32%,
6/16/08 ................................   AAA        9,250       9,605,195

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28(d) ....   AAA        2,653       2,858,153

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

Capital Auto Receivables Asset Trust 02-3,
A2A 3.05%, 9/15/05 .....................   AAA      $ 4,000    $  4,099,199

Capital One Master Trust 01-5, A 5.30%,
6/15/09 ................................   AAA        3,500       3,744,191

WFS Financial Owner Trust 00-C, A3
7.07%, 2/20/05 .........................   AAA          864         867,938

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 .........................   AAA        3,000       3,028,085

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 ................................    A         2,500       2,528,906

---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $26,096,189)                                    26,731,667
---------------------------------------------------------------------------


CORPORATE BONDS--9.5%

AGRICULTURAL PRODUCTS--0.2%
Corn Products  International, Inc. 8.25%,
7/15/07 ................................   BBB-       2,000       2,120,000

AIRLINES--0.1%
Northwest Airlines, Inc. 00-1 8.072%,
10/1/19 ................................   AAA          830         872,012

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.75%,
1/15/08 ................................   A(c)       1,500       1,549,583

BANKS--0.9%
Sovereign Bank 5.125%, 3/15/13 .........   BBB-       2,500       2,493,750
U.S. Bank NA 6.30%, 7/15/08 ............    A         3,000       3,404,958
Wachovia Corp. 5.625%, 12/15/08 ........    A-        3,000       3,341,688
                                                               ------------
                                                                  9,240,396
                                                               ------------

CASINOS & GAMING--0.6%
MGM Mirage, Inc. 9.75%, 6/1/07 .........   BB+        1,650       1,835,625

Park Place Entertainment Corp. 9.375%,
2/15/07 ................................   BB+        4,000       4,360,000
                                                               ------------
                                                                  6,195,625
                                                               ------------

CONSUMER FINANCE--1.3%
Ford Motor Credit Co. 6.50%, 1/25/07 ...   BBB        1,000       1,022,193
Ford Motor Credit Co. 7.25%, 10/25/11 ..   BBB        2,000       2,005,004

General Electric Capital Corp. Series MTNA
6%, 6/15/12 ............................   AAA        4,235       4,673,195

General Motors Acceptance Corp. 6.875%,
8/28/12 ................................   BBB        2,000       2,033,874


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

CONSUMER FINANCE--CONTINUED
Household Finance Corp. 6.75%, 5/15/11 .    A       $ 2,500    $  2,816,928
                                                               ------------
                                                                 12,551,194
                                                               ------------

DISTILLERS & VINTNERS--0.3%
Brown-Forman Corp. 144A 3%, 3/15/08(b) .    A         2,500       2,470,930

DIVERSIFIED COMMERCIAL SERVICES--0.1%
International Lease Finance Corp. 5.625%,
6/1/07 .................................   AA-        1,000       1,046,765

DIVERSIFIED FINANCIAL SERVICES--1.4%
Janus Capital Group, Inc. 7.75%, 6/15/09   BBB+       2,500       2,858,400
John Deere Capital Corp. 3.90%, 1/15/08     A-        3,000       3,061,506

Pemex Project Funding Master Trust
7.875%, 2/1/09 .........................   BBB-       2,000       2,291,250

TIAA Global Markets 144A 3.875%,
1/22/08(b) .............................   AAA        5,000       5,122,905
                                                               ------------
                                                                 13,334,061
                                                               ------------

ENVIRONMENTAL SERVICES--0.2%
Allied Waste Industries, Inc. 7.875%,
3/15/05 ................................   BB-        2,195       2,222,438

FERTILIZERS & AGRICULTURAL CHEMICALS--0 1%
IMC Global, Inc. 7.625%, 11/1/05 .......    B+        1,000       1,025,000

GAS UTILITIES--0.3%
Amerigas Partners LP/Amerigas Eagle
Finance Corp. Series B 8.875%, 5/20/11 .   BB-        3,000       3,255,000

HEALTH CARE DISTRIBUTORS & SERVICES--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08 .   BB-        3,000       3,285,000

HEALTH CARE FACILITIES--0.3%
Manor Care, Inc. 7.50%, 6/15/06 ........   BBB        3,000       3,220,716

HOMEBUILDING--0.3%
Lennar Corp. 7.625%, 3/1/09 ............   BBB-       2,250       2,613,422

HOTELS, RESORTS & CRUISE LINES--0.2%
Park Place Entertainment Corp. 7%,
7/15/04 ................................   BBB-       2,000       2,033,980

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financial Trust I 144A 6.55%,
12/31/11(b)(f) .........................   AA-        4,000       4,346,544

INSURANCE BROKERS--0.1%
Willis Corroon Corp. 9%, 2/1/09 ........   BB-          740         795,500


                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%,
2/15/08 ................................    AA      $ 3,000    $  3,044,529

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
CenturyTel, Inc. Series F 6.30%, 1/15/08   BBB+       3,000       3,333,687

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Teekay Shipping Corp. 8.32%, 2/1/08 ....   BB+        2,640       2,838,000

Tesoro Petroleum Corp. 144A 8%,
4/15/08(b) .............................    BB        1,000       1,040,000
                                                               ------------
                                                                  3,878,000
                                                               ------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ..........    A         2,500       2,578,625

PAPER PRODUCTS--0.2%
International Paper Co. 144A 3.80%,
4/1/08(b) ..............................   BBB        2,000       2,009,698

RAILROADS--0.1%
Union Pacific Corp. 6.50%, 4/15/12 .....   BBB        1,000       1,134,440

SPECIALTY STORES--0.3%
United Rentals, Inc. Series B 10.75%,
4/15/08 ................................   BB-        2,500       2,712,500

STEEL--0.2%
Oregon Steel Mills, Inc. 10%, 7/15/09 ..    B+        1,800       1,719,000

---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $86,990,170)                                    92,588,645
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.7%

American Business Financial Services 02-2,
A3 4.76%, 6/15/21 ......................   AAA        2,000       2,056,696

CS First Boston Mortgage Securities Corp.
97-C2, B 6.72%, 1/17/35 ................  Aa(c)       9,000      10,043,748

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ....................  Aaa(c)      3,000       3,344,352

DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 7.58%, 3/13/28 .....................   AAA        3,179       3,226,298

DLJ Mortgage Acceptance Corp. 97-CF2,
A2 6.84%, 10/15/30 .....................    AA          750         827,444

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .........  Aaa(c)      1,570       1,753,154


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

JP Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ................................   AAA      $12,015    $ 13,491,163

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 ...............................  Aaa(c)      4,855       5,648,430

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05 ...............................   AAA        2,703       2,720,390

Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11 .............   AAA          999       1,027,544

Securitized Asset Sales, Inc. 93-J, 2B
6.659%, 11/28/23(d) ....................  AAA(c)      2,207       2,234,845

---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $42,508,486)                                    46,374,064
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.7%

AUSTRIA--0.5%
Republic of Austria  Series EMTN 5.50%,
10/20/07 ...............................   AAA        4,000(g)    4,890,407

CHILE--0.6%
Republic of Chile 7.125%, 1/11/12 ......    A-        1,900       2,157,640
Republic of Chile 5.50%, 1/15/13 .......    A-        4,000       4,095,000
                                                               ------------
                                                                  6,252,640
                                                               ------------

CROATIA--0.3%
Croatia 6.25%, 2/11/09 .................   BBB-       2,000(g)    2,428,463

EL SALVADOR--0.4%
Republic of El Salvador 144A 9.50%,
8/15/06(b) .............................   BB+        3,300       3,795,000

MEXICO--2.1%
United Mexican States 7.50%, 1/14/12 ...   BBB-       4,000       4,516,000
United Mexican States 6.625%, 3/3/15 ...   BBB-       2,000       2,090,000
United Mexican States 8.125%, 12/30/19 .   BBB-      12,500      14,106,250
                                                               ------------
                                                                 20,712,250
                                                               ------------

NORWAY--0.5%
Norwegian T-Bill Series NS76 0%, 6/18/03   AAA       35,000(h)    4,970,583

SOUTH AFRICA--0.3%
Republic of South Africa 7.375%, 4/25/12   BBB-       3,000       3,391,800

---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $42,171,713)                                    46,441,143
---------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

FOREIGN CORPORATE BONDS--1.7%

CHILE--0.2%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .............................   BBB      $ 2,034    $  1,799,652

MEXICO--0.4%
Cemex SA de CV 144A 8.625%, 7/18/03(b) .   BBB-         500         507,500
Petroleos Mexicanos 6.50%, 2/1/05 ......   BBB-       3,000       3,198,000
                                                               ------------
                                                                  3,705,500
                                                               ------------

NETHERLANDS--0.3%
Deutsche Telekom International Finance BV
8.50%, 6/15/10 .........................   BBB+       2,500       3,013,375

SOUTH KOREA--0.4%
Korea Development Bank 5.50%, 11/13/12 .    A-        3,500       3,604,520

SWEDEN--0.2%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(b) ............................    A         2,500       2,591,425

TUNISIA--0.2%
Banque Centrale de Tunisie 7.375%,
4/25/12 ................................   BBB        2,000       2,235,000

---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $16,614,764)                                    16,949,472
---------------------------------------------------------------------------


                                                   SHARES
                                                  ---------
COMMON STOCKS--55.9%

AEROSPACE & DEFENSE--2.2%
General Dynamics Corp. .......................      138,400       8,590,488
L-3 Communications Holdings, Inc.(e) .........      120,500       5,350,200
United Technologies Corp. ....................      116,900       7,225,589
                                                               ------------
                                                                 21,166,277
                                                               ------------

AIR FREIGHT & COURIERS--0.9%
FedEx Corp. ..................................      143,700       8,604,756

ALUMINUM--0.3%
Alcoa, Inc. ..................................      129,500       2,969,435

BANKS--6.4%
Bank of America Corp. ........................      294,100      21,778,105
Bank of New York Co., Inc. (The) .............      303,900       8,038,155
FleetBoston Financial Corp. ..................       78,900       2,092,428
Mellon Financial Corp. .......................      284,100       7,514,445
U.S. Bancorp .................................      329,400       7,296,210
Wells Fargo & Co. ............................      324,900      15,679,674
                                                               ------------
                                                                 62,399,017
                                                               ------------


                                                    SHARES        VALUE
                                                   --------    ------------

BROADCASTING & CABLE TV--0.4%
Liberty Media Corp. Class A(e) ...............      341,900      $3,760,900

COMPUTER & ELECTRONICS RETAIL--0.4%
Best Buy Co., Inc.(e) ........................      126,600       4,377,828

COMPUTER HARDWARE--1.7%
International Business Machines Corp. ........      201,900      17,141,310

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
Navistar International Corp.(e) ..............      371,900      10,376,010

DATA PROCESSING SERVICES--1.6%
BISYS Group, Inc. (The)(e) ...................      468,200       7,903,216
Fiserv, Inc.(e) ..............................      257,100       7,569,024
                                                               ------------
                                                                 15,472,240
                                                               ------------

DIVERSIFIED CHEMICALS--1.6%
Dow Chemical Co. (The) .......................      209,600       6,841,344
Du Pont (E.I.) de Nemours & Co. ..............      211,900       9,012,107
                                                               ------------
                                                                 15,853,451
                                                               ------------

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Armark Corp. Class B(e) ......................      165,700       3,804,472
Cendant Corp.(e) .............................      601,500       8,589,420
                                                               ------------
                                                                 12,393,892
                                                               ------------

DIVERSIFIED FINANCIAL SERVICES--5.1%
Citigroup, Inc. ..............................      464,601      18,235,589
Freddie Mac ..................................      112,200       6,496,380
J.P. Morgan Chase & Co. ......................      380,300      11,161,805
Morgan Stanley ...............................      307,900      13,778,525
                                                               ------------
                                                                 49,672,299
                                                               ------------

ELECTRIC UTILITIES--1.5%
Dominion Resources, Inc. .....................      183,500      10,859,530
Progress Energy, Inc. ........................      103,600       4,328,408
                                                               ------------
                                                                 15,187,938
                                                               ------------

EMPLOYMENT SERVICES--0.7%
Manpower, Inc. ...............................      194,700       6,401,736

FOOD RETAIL--0.5%
Kroger Co. (The)(e) ..........................      193,600       2,768,480
Safeway, Inc.(e) .............................      130,100       2,162,262
                                                               ------------
                                                                  4,930,742
                                                               ------------


                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                                 SHARES             VALUE
                                                ---------        ------------

GENERAL MERCHANDISE STORES--1.2%
Costco Wholesale Corp.(e) .................       90,900         $  3,147,867
Wal-Mart Stores, Inc. .....................      149,800            8,436,736
                                                                 ------------
                                                                   11,584,603
                                                                 ------------

HEALTH CARE DISTRIBUTORS--1.0%
Caremark Rx, Inc.(e) ......................      282,300            5,620,593
Omnicare, Inc. ............................      175,800            4,662,216
                                                                 ------------
                                                                   10,282,809
                                                                 ------------

HEALTH CARE EQUIPMENT--1.1%
Bard (C.R.), Inc. .........................      125,800            7,973,204
Becton, Dickinson and Co. .................       82,500            2,920,500
                                                                 ------------
                                                                   10,893,704
                                                                 ------------

HEALTH CARE FACILITIES--0.3%
HCA, Inc. .................................      100,300            3,219,630

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. .......................       89,700            3,153,852

HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co. ......................      171,700           15,427,245

INDUSTRIAL CONGLOMERATES--2.6%
General Electric Co. ......................      849,500           25,017,775

INDUSTRIAL GASES--0.8%
Air Products and Chemicals, Inc. ..........      179,000            7,709,530

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp. .........................      348,400           12,263,680

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
SBC Communications, Inc. ..................      212,900            4,973,344
Verizon Communications, Inc. ..............      182,000            6,803,160
                                                                 ------------
                                                                   11,776,504
                                                                 ------------

LIFE & HEALTH INSURANCE--1.2%
MetLife, Inc. .............................      260,000            7,469,800
Nationwide Financial Services, Inc. Class A      148,600            4,183,090
                                                                 ------------
                                                                   11,652,890
                                                                 ------------

MANAGED HEALTH CARE--0.4%
First Health Group Corp.(e) ...............      148,800            3,727,440

MOVIES & ENTERTAINMENT--1.2%
AOL Time Warner, Inc.(e) ..................      270,000            3,693,600
Viacom, Inc. Class B(e) ...................      119,500            5,187,495
Walt Disney Co. (The) .....................      156,500            2,920,290
                                                                 ------------
                                                                   11,801,385
                                                                 ------------


                                                SHARES              VALUE
                                               ---------         ------------

MULTI-LINE INSURANCE--1.0%
American International Group, Inc. ........      169,100         $  9,799,345

NETWORKING EQUIPMENT--1.5%
Cisco Systems, Inc.(e) ....................    1,000,606           15,049,114

OFFICE SERVICES & SUPPLIES--0.3%
Miller (Herman), Inc. .....................      175,900            3,076,491

OIL & GAS DRILLING--0.1%
Transocean, Inc. ..........................       54,499            1,038,206

OIL & GAS EQUIPMENT & SERVICES--0.2%
Baker Hughes, Inc. ........................       76,300            2,136,400

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Anadarko Petroleum Corp. ..................      202,500            8,991,000
Kerr-McGee Corp. ..........................      140,500            5,916,455
                                                                 ------------
                                                                   14,907,455
                                                                 ------------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co.(e) .........................      113,300            4,931,949

PAPER PRODUCTS--0.8%
Bowater, Inc. .............................       92,600            3,604,918
International Paper Co. ...................      109,800            3,925,350
                                                                 ------------
                                                                    7,530,268
                                                                 ------------

PHARMACEUTICALS--5.0%
Johnson & Johnson .........................      355,800           20,052,888
Merck & Co., Inc. .........................      151,500            8,814,270
Mylan Laboratories, Inc. ..................      157,200            4,444,044
Pfizer, Inc. ..............................      521,000           16,020,750
                                                                 ------------
                                                                   49,331,952
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--0.1%
Travelers Property Casualty Corp. Class A .       14,292              231,959
Travelers Property Casualty Corp. Class B .       29,363              477,149
                                                                 ------------
                                                                      709,108
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.(e) ................      216,600            3,162,360
Teradyne, Inc.(e) .........................      116,100            1,346,760
                                                                 ------------
                                                                    4,509,120
                                                                 ------------

SEMICONDUCTORS--1.3%
Fairchild Semiconductor International, Inc.
Class A(e) ................................      129,900            1,541,913
Intel Corp. ...............................      315,100            5,797,840
LSI Logic Corp.(e) ........................    1,029,000            5,515,440
                                                                 ------------
                                                                   12,855,193
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                                SHARES              VALUE
                                               ---------         ------------

SOFT DRINKS--1.1%
Coca-Cola Co. (The) .......................      279,100         $ 11,275,640

SYSTEMS SOFTWARE--2.1%
Microsoft Corp. ...........................      822,900           21,041,553

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $507,598,126)                                    547,410,672
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.9%

HEALTH CARE SUPPLIES--0.2%
Alcon, Inc. (Switzerland)(e) ..............       35,500            1,563,775

IT CONSULTING & SERVICES--0.7%
Accenture Ltd. Class A (Bermuda)(e) .......      455,300            7,293,906

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,366,587)                                        8,857,681
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.4%

SPDR Trust Series I .......................      143,500           13,189,085

-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $18,854,987)                                      13,189,085
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $889,478,018)                                    945,572,627
-----------------------------------------------------------------------------


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)
                                        --------    -------

SHORT-TERM OBLIGATIONS--3.3%

FEDERAL AGENCY SECURITIES--0.4%
Federal Home Loan Discount Note 1.18%,
5/16/03 ................................            $ 4,415       4,412,829


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                         RATING      (000)         VALUE
                                        --------    -------    ------------

COMMERCIAL PAPER--2.7%
Govco, Inc. 1.33%, 5/1/03 ..............   A-1+     $ 4,480    $  4,480,000
Pitney Bowes, Inc. 1.27%, 5/2/03 .......   A-1+       2,324       2,323,918
UBS Finance DE LLC 1.24%, 5/2/03 .......   A-1+       5,000       4,999,828
BellSouth Corp. 1.24%, 5/9/03 ..........   A-1        3,000       2,999,173

UBS Finance DE LLC 1.25%,
5/13/03 ................................   A-1+       5,685       5,682,631

ABSC Capital Corp. 1.29%, 5/19/03 ......   A-1        2,500       2,498,388
ABSC Capital Corp. 1.28%, 5/23/03 ......   A-1          710         709,445
Schering-Plough Corp. 1.21%, 6/12/03 ...   A-1+       2,500       2,496,471
                                                               ------------
                                                                 26,189,854
                                                               ------------


                                                  SHARES
                                                 ----------

MONEY MARKET MUTUAL FUNDS--0.2%
AIM Short-Term Investments Co.
Liquid Assets Portfolio - Institutional Shares
(1.23% seven day effective yield)(i)              1,785,990       1,785,990

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $32,388,673)                                    32,388,673
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $921,866,691)                                  977,961,300(a)

Other assets and liabilities, net--0.2%                           1,927,874
                                                               ------------
NET ASSETS--100.0%                                             $979,889,174
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $98,323,033 and gross depreciation of $46,779,453 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $926,417,720.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $23,683,654 or 2.4% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e) Non-income producing
(f) Illiquid. At April 30, 2003, these securities amounted to a value of $4,346,544 or 0.4% of net assets.
(g) Par value represents Euro.
(h) Par value represents Norwegian Krone.
(i) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   including $1,744,927 of securities on loan
   (Identified cost $921,866,691)                                 $977,961,300
Cash                                                                    67,192
Receivables
   Interest and dividends                                            5,009,771
   Investment securities sold                                          717,111
   Fund shares sold                                                     93,526
Prepaid expenses                                                         5,629
                                                                  ------------
       Total assets                                                983,854,529
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             932,659
   Collateral on securities loaned                                   1,785,990
   Transfer agent fee                                                  435,368
   Investment advisory fee                                             434,559
   Distribution and service fees                                       211,529
   Financial agent fee                                                  54,109
   Payable to adviser                                                    6,489
   Trustees' fee                                                         2,915
Accrued expenses                                                       101,737
                                                                  ------------
       Total liabilities                                             3,965,355
                                                                  ------------
NET ASSETS                                                        $979,889,174
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $984,022,850
Undistributed net investment income                                  1,566,944
Accumulated net realized loss                                      (61,801,004)
Net unrealized appreciation                                         56,100,384
                                                                  ------------
NET ASSETS                                                        $979,889,174
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $956,792,123)                72,738,170
Net asset value per share                                               $13.15
Offering price per share $13.15/(1-5.75%)                               $13.95

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $23,097,051)                  1,761,473
Net asset value and offering price per share                            $13.11



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $11,714,286
Dividends                                                           4,656,364
Security lending                                                        1,402
                                                                  -----------
    Total investment income                                        16,372,052
                                                                  -----------
EXPENSES
Investment advisory fee                                             2,664,734
Service fees, Class A                                               1,181,864
Distribution and service fees, Class B                                119,324
Financial agent fee                                                   284,731
Transfer agent                                                        837,489
Printing                                                               82,420
Custodian                                                              72,740
Registration                                                           18,546
Professional                                                           14,848
Trustees                                                               12,871
Miscellaneous                                                          31,656
                                                                  -----------
    Total expenses                                                  5,321,223
    Custodian fees paid indirectly                                     (1,368)
                                                                  -----------
    Net expenses                                                    5,319,855
                                                                  -----------
NET INVESTMENT INCOME                                              11,052,197
                                                                  ===========

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
Net realized loss on securities                                    18,697,045)
Net realized gain on foreign currency                                  44,558
Net change in unrealized appreciation (depreciation)
    on investments                                                 43,681,159
Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions                  5,775
                                                                  -----------
NET GAIN ON INVESTMENTS                                            25,034,447
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $36,086,644
                                                                  ===========

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                        Ended
                                                                                       4/30/03          Year Ended
                                                                                     (Unaudited)         10/31/02
                                                                                   --------------     --------------
FROM OPERATIONS
    Net investment income (loss)                                                   $   11,052,197     $   28,334,951
    Net realized gain (loss)                                                          (18,652,487)       (24,043,669)
    Net change in unrealized appreciation (depreciation)                               43,686,934        (94,325,568)
                                                                                   --------------     --------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    36,086,644        (90,034,286)
                                                                                   --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                    (11,352,553)       (29,398,318)
    Net investment income, Class B                                                       (198,234)          (576,262)
                                                                                   --------------     --------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (11,550,787)       (29,974,580)
                                                                                   --------------     --------------
FROM SHARE TRANSACTIONS

CLASS A
    Proceeds from sales of shares (1,370,133 and 3,089,857 shares, respectively)       17,453,736         42,755,275
    Net asset value of shares issued from reinvestment of distributions
        (809,801 and 1,955,441 shares, respectively)                                   10,417,807         27,036,145
    Cost of shares repurchased (5,981,188 and 13,098,236 shares, respectively)        (76,427,436)      (179,151,579)
                                                                                   --------------     --------------
Total                                                                                 (48,555,893)      (109,360,159)
                                                                                   --------------     --------------
CLASS B
    Proceeds from sales of shares (145,944 and 449,565 shares, respectively)            1,857,650          6,249,169
    Net asset value of shares issued from reinvestment of distributions
        (14,523 and 39,251 shares, respectively)                                          186,389            541,604
    Cost of shares repurchased (414,921 and 754,036 shares, respectively)              (5,292,432)       (10,117,014)
                                                                                   --------------     --------------
Total                                                                                  (3,248,393)        (3,326,241)
                                                                                   --------------     --------------
    NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (51,804,286)      (112,686,400)
                                                                                   --------------     --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                             (27,268,429)      (232,695,266)

NET ASSETS
    Beginning of period                                                             1,007,157,603      1,239,852,869
                                                                                   --------------     --------------
    END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
        $1,566,944 AND $2,065,534, RESPECTIVELY]                                   $  979,889,174     $ 1,007,157,603
                                                                                   ==============     ===============

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                  YEAR ENDED OCTOBER 31
                                            4/30/03       ----------------------------------------------------------------------
                                          (UNAUDITED)        2002(3)          2001            2000          1999         1998
Net asset value, beginning of period        $12.82          $14.27           $17.63          $17.92        $16.29       $18.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.15(4)         0.34(4)          0.41            0.47          0.40         0.42
   Net realized and unrealized gain (loss)    0.33           (1.43)           (1.20)           0.77          2.25         0.90
                                            ------          ------           ------          ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.48           (1.09)           (0.79)           1.24          2.65         1.32
                                            ------          ------           ------          ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.15)          (0.36)           (0.48)          (0.44)        (0.39)       (0.40)
   Distributions from net realized gains        --              --            (2.09)          (1.09)        (0.63)       (2.70)
                                            ------          ------           ------          ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.15)          (0.36)            2.57           (1.53)        (1.02)       (3.10)
                                            ------          ------           ------          ------        ------       ------
Change in net asset value                     0.33           (1.45)           (3.36)          (0.29)         1.63        (1.78)
                                            ------          ------           ------          ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $13.15          $12.82           $14.27          $17.63        $17.92       $16.29
                                            ======          ======           ======          ======        ======       ======
Total return(1)                               3.80%(6)       (7.77)%          (4.46)%          7.13%        16.73%        8.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $956,792        $981,389       $1,207,395      $1,423,113    $1,561,026   $1,548,475

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.08%(2)(5)     1.02 %(2)        1.00 %(2)       1.00%(2)      0.97%(2)     0.97%
   Net investment income                      2.30%(5)        2.46 %           2.58 %          2.55%         2.19%        2.41%
Portfolio turnover rate                         42%(6)          52 %             45 %            50%           57%         138%



                                                                                     CLASS B
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                  YEAR ENDED OCTOBER 31
                                            4/30/03        --------------------------------------------------------------------
                                          (UNAUDITED)       2002(3)           2001            2000          1999         1998
Net asset value, beginning of period        $12.78          $14.23           $17.52          $17.85        $16.25       $18.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.10(4)         0.24(4)          0.30            0.33          0.27         0.30
   Net realized and unrealized gain (loss)    0.34           (1.43)           (1.18)           0.77          2.24         0.90
                                            ------          ------           ------          ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.44           (1.19)           (0.88)           1.10          2.51         1.20
                                            ------          ------           ------          ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.11)          (0.26)           (0.32)          (0.34)        (0.28)       (0.29)
   Distributions from net realized gains        --              --            (2.09)          (1.09)        (0.63)       (2.70)
                                            ------          ------           ------          ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.11)          (0.26)           (2.41)          (1.43)        (0.91)       (2.99)
                                            ------          ------           ------          ------        ------       ------
Change in net asset value                     0.33           (1.45)           (3.29)          (0.33)         1.60        (1.79)
                                            ------          ------           ------          ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $13.11          $12.78           $14.23          $17.52        $17.85       $16.25
                                            ======          ======           ======          ======        ======       ======
Total return(1)                               3.42%(6)       (8.49)%          (5.10)%          6.29%        15.84%        7.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $23,097         $25,768          $32,457         $35,242       $38,613      $32,988

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.83%(2)(5)     1.77 %(2)        1.75 %(2)       1.75%(2)      1.72%(2)     1.72%
   Net investment income                      1.56%(5)        1.71 %           1.83 %          1.80%         1.45%        1.66%
Portfolio turnover rate                         42%(6)          52 %             45 %            50%           57%         138%


(1) Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective November 1, 2001, the fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
    (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Computed using average shares outstanding.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   The Phoenix Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of six investment portfolios, each with distinct investment objectives. The Core Bond Fund is a diversified fund and seeks to provide both current income and capital appreciation. The Aggressive Growth Fund is a diversified fund and seeks appreciation of capital through the use of aggressive investment techniques. The Capital Growth Fund is a diversified fund and seeks long-term appreciation of capital. The High Yield Fund is a diversified fund and seeks to provide high current income. The Money Market Fund is a diversified fund and seeks to provide as high a level of current income consistent with capital preservation and liquidity. The Balanced Fund is a diversified fund and seeks to provide reasonable income, long-term capital growth and conservation of capital.

   Each Fund offers both Class A and Class B shares and, additionally, Core Bond Fund, Aggressive Growth Fund and High Yield Fund offer Class C shares. Class A shares of Aggressive Growth Fund, Capital Growth Fund and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution and/or service plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale)on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price, Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2003, the total value of these securities represented approximately 6.5% and 12.5% of net assets of Core Bond Fund and High Yield Fund, respectively.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as each Fund is notified. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   Each of the Funds, except the Core Bond Fund and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain (or loss). When the contract is closed or offset with the same counterparts, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.


G. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


H. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


I. OPTIONS:

   Each of the Funds, except for the Core Bond Fund and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund, except for the Core Bond Fund and Money Market Fund, may purchase options which are included in the funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2003, the Trust had no options.


J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)


K. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.


L. SWAP AGREEMENTS:

   The Funds, except the Core Bond Fund and Money Market Fund, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

   At April 30, 2003, the High Yield Fund had the following swap agreements outstanding:

                                                                   Unrealized
                                                                  Appreciation
Notional Amount                                                  (Depreciation)
---------------                                                  --------------
Credit Default Swaps
$ 3,000,000       Agreement with Deutsche Bank dated January 15,
                  2002, terminating on February 15, 2004, to
                  receive 7% per year times the notional amount.
                  The fund pays only upon a default event of
                  Calpine Corp., the notional amount times the
                  difference between the par value and the market
                  value of Calpine Corp. 4% bond due December 26,
                  2006                                                $(634,000)
$(3,000,000)      Agreement with Morgan Stanley dated October 11,
                  2002, terminating on October 11, 2007, to pay
                  2.05% per year times the notional amount. The
                  fund receives only upon a default event of
                  Federated Department Stores, Inc., the notional
                  amount times the difference between the par
                  value and the market value of Federated
                  Department Stores, Inc. 6.625% bond due April
                  1, 2011                                             $(158,000)
$(2,000,000)      Agreement with Deutsche Bank dated March 29,
                  2003, terminating on June 20, 2008, to pay
                  6.85% per year times the notional amount. The
                  fund receives only upon a default event of
                  Lyondell Chemical Co., the notional amount
                  times the difference between the par value and
                  the market value of Lyondell Chemical Co. 9.50%
                  bond due December 15, 2008                          $(123,000)
$(2,000,000)      Agreement with Morgan Stanley dated April 18,
                  2003, terminating on June 20, 2008, to pay
                  2.42% per year times the notional amount. The
                  fund receives only upon a default event of
                  Safeway, Inc., the notional amount times the
                  difference between the par value and the market
                  value of Safeway, Inc. 6.50% bond due March 1,
                  2011                                                $  (9,000)
$ 2,000,000       Agreement with Morgan Stanley dated March 20,
                  2003, terminating on March 20, 2008, to receive
                  4.30% per year times the notional amount. The
                  fund pays only upon a default event of EchoStar
                  Communications Corp., the notional amount times
                  the difference between the par value and the
                  market value of EchoStar Communications Corp.
                  5.75% bond due May 15, 2008                         $  49,000

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)

                                                                   Unrealized
                                                                  Appreciation
Notional Amount                                                  (Depreciation)
---------------                                                  --------------
$ 4,901,961       Agreement with JP Morgan dated November 15,
                  2002, terminating on November 15, 2007, to
                  receive 3.15% per year times the notional
                  amount. The fund pays only upon a default event
                  of JP Morgan High Yield Debt Index BB, the
                  notional amount times the difference between
                  the par value and the market value of JP Morgan
                  High Yield Debt Index BB 9.40% bond due
                  November 15, 2006                                 $ 193,750
$ 3,000,000       Agreement with Deutsche Bank dated March 27,
                  2002, terminating on March 27, 2007, to receive
                  5.35% per year times the notional amount. The
                  fund pays only upon a default event of The Gap,
                  Inc., the notional amount times the difference
                  between the par value and the market value of
                  The Gap, Inc. 6.90% bond due September 15,
                  2007                                              $ 314,000
                                                                    ---------
                                                                    $(367,250)
                                                                    =========


M. HIGH YIELD DEBT INDEX SECURITIES, TARGETED RETURN INDEX SECURITIES, AND TRADED CUSTODY RECEIPTS:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

   High yield debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield credits. Certain baskets may be purchased on an unfunded basis such that the Trust receives interest payments based upon the notional amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

   Traded custody receipts are custody receipts, which represent an ownership interest in an equal par-weighted portfolio of benchmark U.S. corporate bonds.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc, ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., which is an indirect wholly-owned subsidiary of PNX, are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate fund:

                                                 1st       $1-2       $2+
                                               Billion    Billion   Billion
                                               -------    -------   -------
Core Bond Fund ............................     0.45%      0.40%     0.35%
Capital Growth Fund .......................     0.70%      0.65%     0.60%
High Yield Fund ...........................     0.65%      0.60%     0.55%
Money Market Fund .........................     0.40%      0.35%     0.30%
Balanced Fund .............................     0.55%      0.50%     0.45%


                                               1st $50   $50-500     $500+
                                               Million   Million    Million
                                               -------   -------    -------
Aggressive Growth Fund ....................     0.90%      0.80%     0.70%


   DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining funds within the Trust.

   From November 1, 2002 through April 30, 2003, the Adviser agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceeded the following range of ratios:

   Class A 0.25% to 0.60%
   Class B 1.00% to 1.35%
   Class C 1.25% to 1.60%

   Roger Engemann & Associates, Inc. ("REA") is the subadvisor to the Aggressive Growth Fund and Capital Growth Fund. For its services, REA is paid a fee by the Adviser equal to 0.40% of the average daily net assets of the Aggressive Growth Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)


   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charge for the six months ended April 30, 2003 as follows:

                            Class A          Class B          Class C
                          Net Selling        Deferred         Deferred
                          Commissions      Sales Charges    Sales Charges
                          -----------      -------------    -------------
Core Bond Fund .......     $ 5,465            $14,314          $   140
Aggressive Growth Fund       8,468             24,385               90
Capital Growth Fund ..      34,291             24,374               --
High Yield Fund ......       8,426             15,394              342
Money Market Fund ....          --             64,393           16,096
Balanced Fund ........      27,155             17,171               --

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

Core Bond Fund ..........  $ 1,779
Aggressive Growth Fund ..   14,154
Capital Growth Fund .....   32,935
High Yield Fund .........    5,647
Balanced Fund ...........   25,476

   In addition, each Fund except the Money Market Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class; the distribution fee for the Money Market Fund is 0%, 0.75% and 1.00% for Class A, Class B and Class C, respectively. The Distributor has advised the Trust that the total amount expensed for the six months ended April 30, 2003 is as follows:

                                              Distribution       Distribution
                            Distribution     and/or service     and/or service
                           and/or service     fees paid to       fees paid to
                          fees Retained by    Unaffiliated       W.S. Griffith
                             Distributor      Participants      Securities, Inc.
                          ----------------   --------------     ----------------
Core Bond Fund .........     $ 49,997           $135,984           $  7,182
Aggressive Growth Fund .      117,425            139,181             22,521
Capital Growth Fund ....      177,413            814,238             92,950
High Yield Fund ........      116,723            220,359             30,345
Money Market Fund ......       94,691                 --                 --
Balanced Fund ..........      241,875            948,349            110,964

   For the six months ended April 30, 2003, the following Fund paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of the Fund as follows:

                                                         Commissions Paid
                                                      to PXP Securities Corp.
                                                      -----------------------
Balanced Fund ......................................         $94,412

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the six months ended April 30, 2003 financial agent fees were $848,306 as reported in the Statement of Operations of which PEPCO received $18,563 per fund. Effective January 1, 2003 the fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 2003 transfer agent fees were $3,160,516 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                 --------------
Core Bond Fund ..............................................       $ 47,704
Aggressive Growth Fund ......................................        114,111
Capital Growth Fund .........................................        550,260
High Yield Fund .............................................        109,009
Money Market Fund ...........................................        115,782
Balanced Fund ...............................................        345,220

   At April 30, 2003, PNX and affiliates held Trust shares which aggregated the following:
                                                                     Aggregate
                                                                     Net Asset
                                                        Shares         Value
                                                       ---------    ----------
Core Bond Fund, Class A ..........................           425    $    3,829
Core Bond Fund, Class C ..........................        13,648       122,696
Aggressive Growth Fund, Class A ..................        11,489       116,843
Aggressive Growth Fund, Class C ..................         5,134        47,900
High Yield Fund, Class A .........................           691         3,393
Money Market Fund, Class A .......................     4,892,292     4,892,292
Money Market Fund, Class C .......................       108,539       108,539


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended April 30, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                    Purchases          Sales
                                                   -----------     ------------
Core Bond Fund ...............................    $  2,167,180     $  9,710,001
Aggressive Growth Fund .......................     128,797,906      139,078,651
Capital Growth Fund ..........................     110,788,688      171,373,958
High Yield Fund ..............................     175,670,747      150,718,895
Balanced Fund ................................     301,309,269      370,337,471

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)


   Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2003, aggregated the following:

                                                    Purchases          Sales
                                                   -----------      -----------
Core Bond Fund ...............................     $45,129,774      $37,270,654
Balanced Fund ................................      79,365,152       33,504,390


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.


5. FORWARD CURRENCY CONTRACTS

   As of April 30, 2003, the High Yield Fund had entered into the following forward currency contracts which contractually obligates the fund to deliver currency at the specified date.


                                                                              Unrealized
                                             Settlement                      Appreciation
Contract to Receive     In Exchange for          Date          Value        (Depreciation)
-------------------     ---------------      ----------     ------------    ---------------
ZAR   25,000,000         USD $2,725,687       10/08/03      $(3,249,743)       $(524,056)

USD   U.S. Dollar
ZAR   South African Rand


6. OTHER

   At April 30, 2003, Aggressive Growth Fund had one shareholder account which amounted to 10.7% of the total shares outstanding. The account is not affiliated with PNX.


7. RESTRICTED SECURITIES

Loan Agreement                              Acquisition Date   Acquisition Cost
--------------                              ----------------   ----------------
United Pan-Europe Communications Tranche C2
  6.80%, 3/31/09                                 10/11/01          $2,265,000
Encompass Services Corp. Tranche A
  5.57%, 2/22/06                                  6/21/02           1,600,000
CMS Energy Corp. Tranche A 9%, 9/30/04            4/22/03             266,892
CMS Energy Corp. Tranche B 7.50%, 4/30/04         4/22/03             170,603
CMS Energy Corp. Tranche C 7.50%, 4/30/04         4/22/03             553,654
Tyco International Group Revolving Tranche
  4.457%, 2/6/06                                  1/10/03           1,910,000
Qwest Corp. Tranche Q 4.95%, 5/3/05               2/19/03           2,790,000
Xerox, Inc. Tranche A 5.82%, 4/30/05              2/11/03           4,851,750
Tesoro Loan Tranche B 6.82%, 4/17/08              4/30/03           2,020,000
Nextel Finance Term B 4.813%, 6/30/08
  Par 1,250,000                                   5/22/02           1,056,250
  Par 500,000                                      9/6/02             441,750
  Par 750,000                                     11/6/02             678,625
Nextel Finance Term C 5.063%, 12/31/08
  Par 1,250,000                                   5/22/02           1,056,250
  Par 500,000                                      9/6/02             440,000
  Par 750,000                                     11/6/02             676,875


8. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                             Expiration Year
                         -------------------------------------------------------
                            2003           2004           2006           2007
                         -----------    ----------    ----------     -----------
Core Bond Fund .......            --    $2,433,827            --     $ 6,429,814
Aggressive Growth Fund            --            --            --              --
Capital Growth Fund ..            --            --            --              --
High Yield Fund ......   $46,929,335            --    $1,533,950      38,223,988
Balanced Fund ........            --            --            --              --


                                                 Expiration Year
                                      ---------------------------------------
                                          2008         2009          2010
                                      -----------  ------------   -----------
Core Bond Fund .....................  $ 8,192,129            --   $ 2,929,428
Aggressive Growth Fund .............           --  $127,300,748    27,489,400
Capital Growth Fund ................           --   396,211,833    97,731,301
High Yield Fund ....................   27,836,215    66,603,160    70,134,673
Balanced Fund ......................           --    18,032,864    21,868,872


9. SUBSEQUENT EVENT

   On April 7, 2003, the Board of Trustees of Phoenix Series Fund voted to direct the mandatory redemption of Class C Shares of Money Market Fund. Effective April 17, 2003, Class C Shares of Money Market Fund were closed to new investors and additional investor deposits. On May 23, 2003, this class of shares was liquidated at its net asset value.



   This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Trust's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES


----------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND              LENGTH OF      OVERSEEN BY                        DURING PAST 5 YEARS AND
         ADDRESS                 TIME SERVED       TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)             Served since        25          Currently retired.
                                 1981.
----------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)          Served since        35          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC      1993.                           Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                Pace University (1978-present), New York Housing Partnership
  New York, NY 10178                                             Development Corp. (Chairman) (1981-present), Greater New York
                                                                 Councils, Boy Scouts of America (1985-present), Academy of
                                                                 Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                                 Property Corp. (1989-present), The Harlem Youth Development
                                                                 Foundation (1998-present). Chairman, Metropolitan Transportation
                                                                 Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                 Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                                 Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                                 (1974-2002), Josiah Macy, Jr., Foundation (1975-2002), Union
                                                                 Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage
                                                                 Securities Fund (Advisory Director) (1990-2002), Accuhealth
                                                                 (1994-2002).
----------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)       Served since        35          Currently retired.
  The Flat, Elmore Court         1993.
  Elmore, GL05, GL2 3NT
  U.K.
----------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)       Served since        28          Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902       1995.                           Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                               Investment Partners, Ltd.
----------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)          Served since        25          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.      1980.                           2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                   (1995-1998), Carson Products Company (cosmetics). Director/Trustee,
  Chattanooga, TN 37402                                          Evergreen Funds (6 portfolios).
----------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)     Served since        35          Managing Director, U.S. Trust Company of New York (private bank
  United States Trust            2001.                           (1982- present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


----------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND              LENGTH OF      OVERSEEN BY                        DURING PAST 5 YEARS AND
         ADDRESS                 TIME SERVED       TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)         Served since        35          Vice President, W.H. Reaves and Company (investment management)
  W.H. Reaves and Company        1995.                           (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
----------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)       Served since        25          Managing Director, Northway Management Company (1998-present).
  Northway Management Company    1993.                           Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
----------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)    Served since        25          Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                1995.                           Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                           The Trust for America's Health (non-profit) (2001-present).
                                                                 Director, Duty Free International, Inc. (1997-1998).
----------------------------------------------------------------------------------------------------------------------------------

                              INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
    NAME, (AGE), ADDRESS           LENGTH OF      OVERSEEN BY                        DURING PAST 5 YEARS AND
  AND POSITION(S) WITH TRUST      TIME SERVED       TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)       Served since        28          Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC        2002.                           Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                          Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)      Served since        45          Consultant, The Phoenix Companies, Inc. (2002-present). Director,
                                  1989.                           PXRE Corporation (Delaware) (1985-present), World Trust Fund
   Chairman and President                                         (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
                                                                  Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                  Phoenix Investment Partners, Ltd. Director, Executive Vice
                                                                  President and Chief Investment Officer, The Phoenix Companies,
                                                                  Inc. (2001-2002). Director (1994-2002) and Executive Vice
                                                                  President, Investments (1988-2002), Phoenix Life Insurance
                                                                  Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                  Investment Counsel, Inc. Director (1984-2002) and President
                                                                  (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                  Chief Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                  Director and President, Phoenix Investment Management Company
                                                                  (2001-2002). Director and Executive Vice President, Phoenix Life
                                                                  and Annuity Company (1996-2002). Director and Executive Vice
                                                                  President, PHL Variable Insurance Company (1995-2002). Director,
                                                                  Phoenix National Trust Company (1996-2002). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                                  Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                  (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)            Served since        30          Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets
   Hudson Castle Group, Inc.      1987.                           Inc.) (financial services) (1997-present). Managing Director,
   C/0 Northeast Investment                                       Wydown Group (consulting firm) (1994-present). Director, Investors
   Management, Inc.                                               Financial Service Corporation (1995-present), Investors Bank &
   50 Congress Street                                             Trust Corporation (1995-present), Plymouth Rubber Co.
   Suite 1000                                                     (1995-present), Stifel Financial (1996-present), Connecticut River
   Boston, MA 02109                                               Bancorp (1998-present), Connecticut River Bank (1998-present),
                                                                  1Mind, Inc. (1999-present) and 1Mind.com (2000-present). Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                                  Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                  Member, Chief Executives Organization (1996-present). Vice
                                                                  Chairman, Massachusetts Housing Partnership (1998-1999). Director,
                                                                  Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                                  Govett Funds (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                  Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

*  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   Phoenix Investment Partners, Ltd., and its affiliates.
***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
   Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, (AGE), AND          TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
         ADDRESS                  TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
 William R. Moyer (58)       Executive Vice President         Executive Vice President and Chief Financial Officer (1999-present),
                             since 2000.                      Senior Vice President and Chief Financial Officer (1995-1999), Phoenix
                                                              Investment Partners, Ltd. Director (1998-present), Senior Vice
                                                              President, Finance (1990-present), Chief Financial Officer
                                                              (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                              Corporation. Director (1998-present), Senior Vice President
                                                              (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                              (1994-present), Phoenix Investment Counsel, Inc. Senior Vice President
                                                              and Chief Financial Officer, Duff & Phelps Investment Management Co.
                                                              (1996-present). Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
 John F. Sharry (50)         Executive Vice President         President, Private Client Group (1999-present), Executive Vice
                             since 2000.                      President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                              Ltd. President, Private Client Group, Phoenix Equity Planning
                                                              Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                              Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
 Robert S. Driessen (55)     Vice President                   Vice President and Compliance Officer, Phoenix Investment Partners,
                             since 1999.                      Ltd. (1999-present). Vice President and Compliance Officer Phoenix
                                                              Investment Counsel, Inc. (1999-2003). Vice President, Phoenix Fund
                                                              Complex (1999-present). Compliance Officer (2000-present) and
                                                              Associate Compliance Officer (1999), PXP Securities Corp. Vice
                                                              President, Risk Management Liaison, Bank of America (1996-1999). Vice
                                                              President, Securities Compliance, The Prudential Insurance Company of
                                                              America (1993-1996). Branch Chief/Financial Analyst, Securities and
                                                              Exchange Commission, Division of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
 Nancy G. Curtiss (50)       Treasurer since 2000.            Vice President, Fund Accounting (1994-present) and Treasurer
                                                              (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                              Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Richard J. Wirth (44)       Secretary since 2002.            Vice President and Insurance and Investment Products Counsel
 One American Row                                             (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
 Hartford, CT 06102                                           Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Bond Fund)
55 East Monroe Street
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Text Telephone                                                   1-800-243-1926
Web site                                                 PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  LOUISVILLE, KY
                                                                 PERMIT NO. 1051

[GRAPHIC OMITTED]

PHOENIX EQUITY PLANNING CORPORATION
P.O. BOX 150480
HARTFORD, CT 06115-0480

[LOGO]
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.



                                                         E-DELIVERY
                                                         OF YOUR FUND
                                                         COMMUNICATIONS
                                                         NOW AVAILABLE!

                                                         TO SIGN UP, GO TO
                                                         THE INDIVIDUAL
                                                         INVESTORS AREA AT
                                                         PHOENIXINVESTMENTS.COM
                                                         AND LOG IN. SELECT AN
                                                         ACCOUNT, THEN CLICK THE
                                                         "E-DELIVERY" BUTTON.







PXP 395 (6/03)

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ NANCY G. CURTISS
                           -----------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.